Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000089019
Shareholder Report [Line Items]
Fund Name	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Trading Symbol	HYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a retailer, contributed to performance versus the ICE BofA 0-5 Year US High Yield Constrained Index ("Index"), as prices fell.

  Security selection within the wireless sector, specifically overweight exposure to a cable operator, contributed to performance versus the Index, as spreads tightened.

  Security selection within the chemical sector, specifically underweight exposure to a materials producer, contributed to performance versus the Index, as spreads widened.

  Security selection within the technology sector, specifically overweight exposure to a software company, detracted from performance versus the Index, as spreads widened.

  Security selection within the pipeline sector, specifically underweight exposure to a gas company, detracted from performance versus the Index, as prices rose.

  Security selection within the auto sector, specifically overweight exposure to an automaker, detracted from performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 0-5 Year US High Yield Constrained Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,166	$10,063	$10,196
8/31/16	$10,313	$10,052	$10,389
9/30/16	$10,418	$10,046	$10,480
10/31/16	$10,436	$9,969	$10,540
11/30/16	$10,472	$9,733	$10,543
12/31/16	$10,666	$9,747	$10,735
1/31/17	$10,770	$9,766	$10,858
2/28/17	$10,893	$9,832	$11,007
3/31/17	$10,888	$9,827	$10,998
4/30/17	$10,991	$9,902	$11,100
5/31/17	$11,082	$9,979	$11,186
6/30/17	$11,088	$9,969	$11,201
7/31/17	$11,174	$10,011	$11,295
8/31/17	$11,181	$10,101	$11,298
9/30/17	$11,249	$10,053	$11,383
10/31/17	$11,285	$10,059	$11,421
11/30/17	$11,248	$10,046	$11,388
12/31/17	$11,288	$10,092	$11,425
1/31/18	$11,380	$9,976	$11,527
2/28/18	$11,325	$9,881	$11,490
3/31/18	$11,295	$9,945	$11,474
4/30/18	$11,384	$9,871	$11,556
5/31/18	$11,417	$9,941	$11,600
6/30/18	$11,440	$9,929	$11,642
7/31/18	$11,549	$9,931	$11,755
8/31/18	$11,616	$9,995	$11,825
9/30/18	$11,676	$9,931	$11,899
10/31/18	$11,513	$9,852	$11,756
11/30/18	$11,452	$9,911	$11,673
12/31/18	$11,225	$10,093	$11,436
1/31/19	$11,638	$10,200	$11,851
2/28/19	$11,801	$10,195	$12,014
3/31/19	$11,874	$10,390	$12,087
4/30/19	$11,998	$10,393	$12,198
5/31/19	$11,880	$10,577	$12,087
6/30/19	$12,094	$10,710	$12,276
7/31/19	$12,102	$10,734	$12,313
8/31/19	$12,115	$11,012	$12,312
9/30/19	$12,149	$10,953	$12,339
10/31/19	$12,154	$10,986	$12,343
11/30/19	$12,125	$10,981	$12,340
12/31/19	$12,336	$10,973	$12,568
1/31/20	$12,313	$11,184	$12,577
2/29/20	$12,094	$11,386	$12,406
3/31/20	$10,711	$11,319	$10,918
4/30/20	$11,011	$11,520	$11,226
5/31/20	$11,422	$11,573	$11,658
6/30/20	$11,542	$11,646	$11,816
7/31/20	$11,909	$11,820	$12,217
8/31/20	$12,064	$11,725	$12,370
9/30/20	$11,978	$11,718	$12,307
10/31/20	$12,007	$11,666	$12,357
11/30/20	$12,500	$11,781	$12,806
12/31/20	$12,693	$11,797	$13,035
1/31/21	$12,733	$11,712	$13,129
2/28/21	$12,811	$11,543	$13,243
3/31/21	$12,923	$11,399	$13,341
4/30/21	$13,029	$11,489	$13,459
5/31/21	$13,071	$11,527	$13,521
6/30/21	$13,198	$11,608	$13,649
7/31/21	$13,173	$11,737	$13,647
8/31/21	$13,215	$11,715	$13,714
9/30/21	$13,241	$11,614	$13,754
10/31/21	$13,226	$11,610	$13,761
11/30/21	$13,123	$11,645	$13,648
12/31/21	$13,295	$11,615	$13,819
1/31/22	$13,087	$11,365	$13,635
2/28/22	$13,056	$11,238	$13,592
3/31/22	$13,028	$10,926	$13,530
4/30/22	$12,758	$10,511	$13,278
5/31/22	$12,745	$10,579	$13,250
6/30/22	$12,110	$10,413	$12,582
7/31/22	$12,652	$10,667	$13,135
8/31/22	$12,469	$10,366	$12,975
9/30/22	$12,175	$9,918	$12,645
10/31/22	$12,462	$9,790	$12,942
11/30/22	$12,655	$10,150	$13,126
12/31/22	$12,592	$10,104	$13,066
1/31/23	$12,960	$10,415	$13,472
2/28/23	$12,876	$10,145	$13,397
3/31/23	$12,946	$10,403	$13,477
4/30/23	$13,048	$10,466	$13,597
5/31/23	$12,987	$10,352	$13,520
6/30/23	$13,199	$10,315	$13,725
7/31/23	$13,340	$10,308	$13,895
8/31/23	$13,401	$10,242	$13,972
9/30/23	$13,337	$9,982	$13,904
10/31/23	$13,195	$9,824	$13,754
11/30/23	$13,662	$10,269	$14,224
12/31/23	$14,073	$10,662	$14,646
1/31/24	$14,085	$10,633	$14,659
2/29/24	$14,155	$10,483	$14,741
3/31/24	$14,277	$10,580	$14,873
4/30/24	$14,197	$10,312	$14,779
5/31/24	$14,325	$10,487	$14,921
6/30/24	$14,457	$10,587	$15,054
7/31/24	$14,699	$10,834	$15,316
8/31/24	$14,915	$10,990	$15,530
9/30/24	$15,134	$11,137	$15,785
10/31/24	$15,103	$10,860	$15,761
11/30/24	$15,272	$10,975	$15,925
12/31/24	$15,259	$10,796	$15,906
1/31/25	$15,461	$10,853	$16,113
2/28/25	$15,577	$11,092	$16,214
3/31/25	$15,398	$11,096	$16,043
4/30/25	$15,379	$11,140	$16,036
5/31/25	$15,637	$11,060	$16,290
6/30/25	$15,889	$11,230	$16,548
7/31/25	$15,988	$11,200	$16,628
8/31/25	$16,186	$11,334	$16,814
9/30/25	$16,289	$11,458	$16,913
10/31/25	$16,357	$11,529	$16,946
11/30/25	$16,430	$11,601	$17,004
12/31/25	$16,571	$11,584	$17,120
1/31/26	$16,611	$11,596	$17,193
2/28/26	$16,609	$11,786	$17,193
3/31/26	$16,489	$11,578	$17,070
4/30/26	$16,734	$11,591	$17,330
5/31/26	$16,806	$11,627	$17,410
6/30/26	$16,837	$11,656	$17,456

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	5.97%	4.99%	5.35%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 0-5 Year US High Yield Constrained Index	5.48%	5.04%	5.73%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,728,545,000
Holdings Count | Holding	870
Advisory Fees Paid, Amount	$ 8,573,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,728,545
# of Portfolio Holdings	870
Portfolio Turnover Rate	66%
Total Net Management Fees Paid During the Reporting Period	$8,573
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	92.8%
Loan Participations and Assignments	1.5%
Common Stocks	0.1%
Other Investments	0.1%
Short-Term Instruments	3.7%
Affiliated Investments	3.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%

Material Fund Change [Text Block]
C000079103
Shareholder Report [Line Items]
Fund Name	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	STPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (“Index”), as one- to five- year real yields moved higher on the curve.

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as coupon income, contributed to absolute performance for both the Fund and the Index, as U.S. inflation moved higher.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$9,985	$10,063	$9,989
8/31/16	$9,943	$10,052	$9,951
9/30/16	$10,025	$10,046	$10,026
10/31/16	$10,023	$9,969	$10,029
11/30/16	$9,955	$9,733	$9,968
12/31/16	$9,987	$9,747	$9,998
1/31/17	$10,044	$9,766	$10,049
2/28/17	$10,044	$9,832	$10,060
3/31/17	$10,063	$9,827	$10,076
4/30/17	$10,059	$9,902	$10,077
5/31/17	$10,050	$9,979	$10,070
6/30/17	$10,000	$9,969	$10,019
7/31/17	$10,030	$10,011	$10,052
8/31/17	$10,059	$10,101	$10,084
9/30/17	$10,040	$10,053	$10,067
10/31/17	$10,055	$10,059	$10,083
11/30/17	$10,030	$10,046	$10,063
12/31/17	$10,052	$10,092	$10,080
1/31/18	$10,011	$9,976	$10,043
2/28/18	$10,001	$9,881	$10,035
3/31/18	$10,055	$9,945	$10,094
4/30/18	$10,047	$9,871	$10,087
5/31/18	$10,077	$9,941	$10,127
6/30/18	$10,101	$9,929	$10,141
7/31/18	$10,078	$9,931	$10,120
8/31/18	$10,128	$9,995	$10,175
9/30/18	$10,098	$9,931	$10,142
10/31/18	$10,049	$9,852	$10,099
11/30/18	$10,054	$9,911	$10,103
12/31/18	$10,071	$10,093	$10,120
1/31/19	$10,152	$10,200	$10,202
2/28/19	$10,158	$10,195	$10,214
3/31/19	$10,244	$10,390	$10,299
4/30/19	$10,288	$10,393	$10,349
5/31/19	$10,357	$10,577	$10,414
6/30/19	$10,421	$10,710	$10,485
7/31/19	$10,421	$10,734	$10,483
8/31/19	$10,477	$11,012	$10,547
9/30/19	$10,450	$10,953	$10,510
10/31/19	$10,470	$10,986	$10,542
11/30/19	$10,475	$10,981	$10,550
12/31/19	$10,558	$10,973	$10,634
1/31/20	$10,611	$11,184	$10,692
2/29/20	$10,658	$11,386	$10,741
3/31/20	$10,477	$11,319	$10,563
4/30/20	$10,611	$11,520	$10,700
5/31/20	$10,701	$11,573	$10,791
6/30/20	$10,788	$11,646	$10,880
7/31/20	$10,872	$11,820	$10,965
8/31/20	$10,998	$11,725	$11,100
9/30/20	$10,975	$11,718	$11,078
10/31/20	$10,946	$11,666	$11,048
11/30/20	$11,017	$11,781	$11,122
12/31/20	$11,130	$11,797	$11,238
1/31/21	$11,199	$11,712	$11,309
2/28/21	$11,201	$11,543	$11,311
3/31/21	$11,258	$11,399	$11,369
4/30/21	$11,369	$11,489	$11,479
5/31/21	$11,453	$11,527	$11,573
6/30/21	$11,443	$11,608	$11,564
7/31/21	$11,615	$11,737	$11,737
8/31/21	$11,611	$11,715	$11,739
9/30/21	$11,601	$11,614	$11,728
10/31/21	$11,678	$11,610	$11,805
11/30/21	$11,703	$11,645	$11,831
12/31/21	$11,728	$11,615	$11,856
1/31/22	$11,635	$11,365	$11,768
2/28/22	$11,766	$11,238	$11,901
3/31/22	$11,671	$10,926	$11,807
4/30/22	$11,644	$10,511	$11,775
5/31/22	$11,671	$10,579	$11,813
6/30/22	$11,463	$10,413	$11,603
7/31/22	$11,698	$10,667	$11,850
8/31/22	$11,497	$10,366	$11,647
9/30/22	$11,102	$9,918	$11,243
10/31/22	$11,213	$9,790	$11,356
11/30/22	$11,265	$10,150	$11,414
12/31/22	$11,230	$10,104	$11,387
1/31/23	$11,318	$10,415	$11,468
2/28/23	$11,257	$10,145	$11,401
3/31/23	$11,492	$10,403	$11,642
4/30/23	$11,515	$10,466	$11,673
5/31/23	$11,418	$10,352	$11,571
6/30/23	$11,382	$10,315	$11,533
7/31/23	$11,432	$10,308	$11,592
8/31/23	$11,437	$10,242	$11,597
9/30/23	$11,402	$9,982	$11,563
10/31/23	$11,439	$9,824	$11,605
11/30/23	$11,572	$10,269	$11,740
12/31/23	$11,711	$10,662	$11,880
1/31/24	$11,765	$10,633	$11,933
2/29/24	$11,720	$10,483	$11,887
3/31/24	$11,787	$10,580	$11,958
4/30/24	$11,757	$10,312	$11,930
5/31/24	$11,883	$10,487	$12,055
6/30/24	$11,952	$10,587	$12,134
7/31/24	$12,076	$10,834	$12,263
8/31/24	$12,150	$10,990	$12,337
9/30/24	$12,278	$11,137	$12,472
10/31/24	$12,197	$10,860	$12,390
11/30/24	$12,252	$10,975	$12,446
12/31/24	$12,215	$10,796	$12,414
1/31/25	$12,337	$10,853	$12,538
2/28/25	$12,496	$11,092	$12,699
3/31/25	$12,626	$11,096	$12,837
4/30/25	$12,735	$11,140	$12,948
5/31/25	$12,682	$11,060	$12,892
6/30/25	$12,753	$11,230	$12,967
7/31/25	$12,792	$11,200	$13,005
8/31/25	$12,986	$11,334	$13,200
9/30/25	$12,962	$11,458	$13,180
10/31/25	$12,966	$11,529	$13,185
11/30/25	$12,997	$11,601	$13,220
12/31/25	$12,987	$11,584	$13,213
1/31/26	$13,062	$11,596	$13,292
2/28/26	$13,119	$11,786	$13,346
3/31/26	$13,097	$11,578	$13,332
4/30/26	$13,225	$11,591	$13,463
5/31/26	$13,230	$11,627	$13,472
6/30/26	$13,166	$11,656	$13,409

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	3.24%	2.85%	2.79%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index	3.40%	3.00%	2.98%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 526,532,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 900,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$526,532
# of Portfolio Holdings	23
Portfolio Turnover Rate	26%
Total Net Management Fees Paid During the Reporting Period	$900
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000079104
Shareholder Report [Line Items]
Fund Name	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	LTPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index (“Index”), as 15+ year real yields moved higher on the curve.

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the Index, as U.S. inflation moved higher.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,352	$10,063	$10,385
8/31/16	$10,357	$10,052	$10,373
9/30/16	$10,351	$10,046	$10,312
10/31/16	$10,107	$9,969	$10,107
11/30/16	$9,640	$9,733	$9,683
12/31/16	$9,549	$9,747	$9,573
1/31/17	$9,674	$9,766	$9,693
2/28/17	$9,821	$9,832	$9,857
3/31/17	$9,763	$9,827	$9,776
4/30/17	$9,854	$9,902	$9,894
5/31/17	$9,851	$9,979	$9,906
6/30/17	$9,718	$9,969	$9,746
7/31/17	$9,723	$10,011	$9,737
8/31/17	$10,014	$10,101	$10,055
9/30/17	$9,878	$10,053	$9,930
10/31/17	$9,938	$10,059	$9,980
11/30/17	$10,081	$10,046	$10,137
12/31/17	$10,452	$10,092	$10,492
1/31/18	$10,285	$9,976	$10,354
2/28/18	$9,883	$9,881	$9,938
3/31/18	$10,106	$9,945	$10,189
4/30/18	$10,122	$9,871	$10,224
5/31/18	$10,111	$9,941	$10,242
6/30/18	$10,289	$9,929	$10,356
7/31/18	$10,189	$9,931	$10,251
8/31/18	$10,250	$9,995	$10,352
9/30/18	$9,961	$9,931	$10,020
10/31/18	$9,437	$9,852	$9,488
11/30/18	$9,549	$9,911	$9,599
12/31/18	$9,678	$10,093	$9,735
1/31/19	$9,940	$10,200	$9,993
2/28/19	$9,846	$10,195	$9,916
3/31/19	$10,341	$10,390	$10,403
4/30/19	$10,299	$10,393	$10,385
5/31/19	$10,822	$10,577	$10,891
6/30/19	$10,810	$10,710	$10,900
7/31/19	$10,948	$10,734	$11,063
8/31/19	$11,868	$11,012	$12,008
9/30/19	$11,490	$10,953	$11,504
10/31/19	$11,385	$10,986	$11,531
11/30/19	$11,508	$10,981	$11,624
12/31/19	$11,352	$10,973	$11,461
1/31/20	$12,153	$11,184	$12,272
2/29/20	$12,494	$11,386	$12,618
3/31/20	$12,423	$11,319	$12,553
4/30/20	$13,165	$11,520	$13,294
5/31/20	$13,072	$11,573	$13,199
6/30/20	$13,239	$11,646	$13,370
7/31/20	$14,129	$11,820	$14,254
8/31/20	$13,992	$11,725	$14,128
9/30/20	$13,943	$11,718	$14,080
10/31/20	$13,697	$11,666	$13,831
11/30/20	$14,117	$11,781	$14,260
12/31/20	$14,211	$11,797	$14,356
1/31/21	$14,066	$11,712	$14,209
2/28/21	$13,226	$11,543	$13,362
3/31/21	$12,939	$11,399	$13,079
4/30/21	$13,236	$11,489	$13,377
5/31/21	$13,526	$11,527	$13,677
6/30/21	$14,033	$11,608	$14,186
7/31/21	$14,637	$11,737	$14,795
8/31/21	$14,615	$11,715	$14,782
9/30/21	$14,319	$11,614	$14,483
10/31/21	$14,672	$11,610	$14,844
11/30/21	$15,285	$11,645	$15,469
12/31/21	$15,205	$11,615	$15,388
1/31/22	$14,274	$11,365	$14,452
2/28/22	$14,334	$11,238	$14,517
3/31/22	$13,831	$10,926	$14,020
4/30/22	$12,800	$10,511	$12,974
5/31/22	$12,063	$10,579	$12,245
6/30/22	$11,221	$10,413	$11,392
7/31/22	$12,203	$10,667	$12,388
8/31/22	$11,671	$10,366	$11,856
9/30/22	$9,932	$9,918	$10,080
10/31/22	$10,140	$9,790	$10,274
11/30/22	$10,713	$10,150	$10,859
12/31/22	$10,401	$10,104	$10,540
1/31/23	$10,926	$10,415	$11,066
2/28/23	$10,635	$10,145	$10,772
3/31/23	$11,013	$10,403	$11,161
4/30/23	$10,982	$10,466	$11,133
5/31/23	$10,782	$10,352	$10,928
6/30/23	$10,848	$10,315	$10,994
7/31/23	$10,660	$10,308	$10,808
8/31/23	$10,301	$10,242	$10,436
9/30/23	$9,609	$9,982	$9,736
10/31/23	$9,187	$9,824	$9,320
11/30/23	$9,881	$10,269	$10,027
12/31/23	$10,453	$10,662	$10,605
1/31/24	$10,444	$10,633	$10,587
2/29/24	$10,217	$10,483	$10,360
3/31/24	$10,287	$10,580	$10,436
4/30/24	$9,765	$10,312	$9,903
5/31/24	$10,125	$10,487	$10,263
6/30/24	$10,218	$10,587	$10,366
7/31/24	$10,576	$10,834	$10,728
8/31/24	$10,709	$10,990	$10,865
9/30/24	$10,988	$11,137	$11,151
10/31/24	$10,521	$10,860	$10,676
11/30/24	$10,575	$10,975	$10,734
12/31/24	$9,999	$10,796	$10,149
1/31/25	$10,191	$10,853	$10,340
2/28/25	$10,674	$11,092	$10,829
3/31/25	$10,539	$11,096	$10,695
4/30/25	$10,241	$11,140	$10,396
5/31/25	$10,070	$11,060	$10,218
6/30/25	$10,241	$11,230	$10,400
7/31/25	$10,159	$11,200	$10,314
8/31/25	$10,222	$11,334	$10,382
9/30/25	$10,532	$11,458	$10,696
10/31/25	$10,688	$11,529	$10,854
11/30/25	$10,614	$11,601	$10,785
12/31/25	$10,403	$11,584	$10,573
1/31/26	$10,371	$11,596	$10,544
2/28/26	$10,761	$11,786	$10,940
3/31/26	$10,247	$11,578	$10,416
4/30/26	$10,326	$11,591	$10,499
5/31/26	$10,461	$11,627	$10,641
6/30/26	$10,421	$11,656	$10,603

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	1.76%	(5.78%)	0.41%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index	1.95%	(5.66%)	0.59%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 707,931,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,373,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$707,931
# of Portfolio Holdings	16
Portfolio Turnover Rate	15%
Total Net Management Fees Paid During the Reporting Period	$1,373
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000080240
Shareholder Report [Line Items]
Fund Name	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Trading Symbol	ZROZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  There were no material contributors or detractors for the Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA Long U.S. Treasury Principal STRIPS Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,393	$10,063	$10,431
8/31/16	$10,310	$10,052	$10,365
9/30/16	$10,047	$10,046	$10,052
10/31/16	$9,351	$9,969	$9,382
11/30/16	$8,262	$9,733	$8,354
12/31/16	$8,214	$9,747	$8,285
1/31/17	$8,276	$9,766	$8,316
2/28/17	$8,481	$9,832	$8,513
3/31/17	$8,363	$9,827	$8,415
4/30/17	$8,510	$9,902	$8,557
5/31/17	$8,750	$9,979	$8,831
6/30/17	$8,912	$9,969	$8,951
7/31/17	$8,776	$10,011	$8,810
8/31/17	$9,210	$10,101	$9,276
9/30/17	$8,930	$10,053	$8,996
10/31/17	$8,935	$10,059	$9,005
11/30/17	$9,083	$10,046	$9,133
12/31/17	$9,370	$10,092	$9,424
1/31/18	$8,965	$9,976	$9,014
2/28/18	$8,507	$9,881	$8,554
3/31/18	$8,883	$9,945	$8,964
4/30/18	$8,630	$9,871	$8,726
5/31/18	$8,886	$9,941	$9,022
6/30/18	$9,009	$9,929	$9,088
7/31/18	$8,822	$9,931	$8,875
8/31/18	$8,937	$9,995	$9,041
9/30/18	$8,563	$9,931	$8,630
10/31/18	$8,092	$9,852	$8,117
11/30/18	$8,276	$9,911	$8,316
12/31/18	$8,968	$10,093	$9,010
1/31/19	$8,990	$10,200	$9,052
2/28/19	$8,820	$10,195	$8,878
3/31/19	$9,539	$10,390	$9,580
4/30/19	$9,228	$10,393	$9,280
5/31/19	$10,211	$10,577	$10,257
6/30/19	$10,286	$10,710	$10,386
7/31/19	$10,322	$10,734	$10,421
8/31/19	$12,149	$11,012	$12,241
9/30/19	$11,659	$10,953	$11,743
10/31/19	$11,464	$10,986	$11,582
11/30/19	$11,457	$10,981	$11,561
12/31/19	$10,871	$10,973	$11,025
1/31/20	$12,086	$11,184	$12,258
2/29/20	$13,244	$11,386	$13,435
3/31/20	$14,435	$11,319	$14,645
4/30/20	$14,663	$11,520	$14,878
5/31/20	$14,114	$11,573	$14,323
6/30/20	$14,192	$11,646	$14,404
7/31/20	$15,134	$11,820	$15,361
8/31/20	$13,995	$11,725	$14,205
9/30/20	$14,135	$11,718	$14,351
10/31/20	$13,451	$11,666	$13,659
11/30/20	$13,784	$11,781	$14,000
12/31/20	$13,543	$11,797	$13,758
1/31/21	$12,846	$11,712	$13,051
2/28/21	$11,824	$11,543	$12,014
3/31/21	$10,953	$11,399	$11,131
4/30/21	$11,326	$11,489	$11,512
5/31/21	$11,343	$11,527	$11,530
6/30/21	$12,105	$11,608	$12,307
7/31/21	$12,715	$11,737	$12,928
8/31/21	$12,670	$11,715	$12,884
9/30/21	$12,176	$11,614	$12,384
10/31/21	$12,764	$11,610	$12,991
11/30/21	$13,286	$11,645	$13,528
12/31/21	$12,871	$11,615	$13,106
1/31/22	$12,229	$11,365	$12,449
2/28/22	$11,960	$11,238	$12,174
3/31/22	$11,209	$10,926	$11,403
4/30/22	$9,706	$10,511	$9,871
5/31/22	$9,300	$10,579	$9,460
6/30/22	$9,165	$10,413	$9,326
7/31/22	$9,375	$10,667	$9,550
8/31/22	$8,892	$10,366	$9,055
9/30/22	$7,920	$9,918	$8,058
10/31/22	$7,113	$9,790	$7,225
11/30/22	$7,820	$10,150	$7,950
12/31/22	$7,529	$10,104	$7,726
1/31/23	$8,343	$10,415	$8,475
2/28/23	$7,827	$10,145	$7,953
3/31/23	$8,257	$10,403	$8,391
4/30/23	$8,249	$10,466	$8,381
5/31/23	$7,889	$10,352	$8,015
6/30/23	$7,985	$10,315	$8,115
7/31/23	$7,669	$10,308	$7,788
8/31/23	$7,283	$10,242	$7,395
9/30/23	$6,386	$9,982	$6,480
10/31/23	$5,796	$9,824	$5,879
11/30/23	$6,723	$10,269	$6,819
12/31/23	$7,592	$10,662	$7,697
1/31/24	$7,223	$10,633	$7,327
2/29/24	$7,035	$10,483	$7,137
3/31/24	$7,083	$10,580	$7,190
4/30/24	$6,368	$10,312	$6,463
5/31/24	$6,618	$10,487	$6,718
6/30/24	$6,788	$10,587	$6,889
7/31/24	$7,096	$10,834	$7,203
8/31/24	$7,347	$10,990	$7,459
9/30/24	$7,506	$11,137	$7,623
10/31/24	$6,961	$10,860	$7,064
11/30/24	$7,139	$10,975	$7,247
12/31/24	$6,404	$10,796	$6,499
1/31/25	$6,356	$10,853	$6,448
2/28/25	$6,920	$11,092	$7,021
3/31/25	$6,694	$11,096	$6,795
4/30/25	$6,447	$11,140	$6,541
5/31/25	$6,105	$11,060	$6,195
6/30/25	$6,328	$11,230	$6,423
7/31/25	$6,204	$11,200	$6,297
8/31/25	$6,077	$11,334	$6,169
9/30/25	$6,496	$11,458	$6,596
10/31/25	$6,635	$11,529	$6,735
11/30/25	$6,609	$11,601	$6,703
12/31/25	$6,279	$11,584	$6,374
1/31/26	$6,245	$11,596	$6,337
2/28/26	$6,692	$11,786	$6,787
3/31/26	$6,281	$11,578	$6,375
4/30/26	$6,154	$11,591	$6,242
5/31/26	$6,216	$11,627	$6,306
6/30/26	$6,352	$11,656	$6,447

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	0.39%	(12.10%)	(4.44%)
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA Long U.S. Treasury Principal STRIPS Index	0.38%	(12.13%)	(4.29%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,368,220,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,304,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,368,220
# of Portfolio Holdings	20
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$2,304
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Treasury Obligations	100.0%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Material Fund Change [Text Block]
C000102215
Shareholder Report [Line Items]
Fund Name	PIMCO Active Bond Exchange-Traded Fund
Trading Symbol	BOND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency residential mortgage-backed securities ("MBS") contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit, including non-agency residential MBS, senior asset-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to senior financial corporate credit contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to duration in Australia in late 2025 and 2026 detracted from relative performance versus the Index, as yields rose.

  Underweight exposure to non-financial investment grade corporate credit detracted from relative performance versus the Index, as spreads tightened.

  Short exposure to the Israeli new shekel detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Active Bond Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/30/16	$10,000	$10,000
7/31/16	$10,092	$10,063
8/31/16	$10,091	$10,052
9/30/16	$10,131	$10,046
10/31/16	$10,079	$9,969
11/30/16	$9,834	$9,733
12/31/16	$9,913	$9,747
1/31/17	$9,986	$9,766
2/28/17	$10,057	$9,832
3/31/17	$10,073	$9,827
4/30/17	$10,145	$9,902
5/31/17	$10,201	$9,979
6/30/17	$10,199	$9,969
7/31/17	$10,265	$10,011
8/31/17	$10,369	$10,101
9/30/17	$10,331	$10,053
10/31/17	$10,344	$10,059
11/30/17	$10,337	$10,046
12/31/17	$10,385	$10,092
1/31/18	$10,293	$9,976
2/28/18	$10,199	$9,881
3/31/18	$10,252	$9,945
4/30/18	$10,175	$9,871
5/31/18	$10,236	$9,941
6/30/18	$10,241	$9,929
7/31/18	$10,250	$9,931
8/31/18	$10,320	$9,995
9/30/18	$10,271	$9,931
10/31/18	$10,186	$9,852
11/30/18	$10,233	$9,911
12/31/18	$10,401	$10,093
1/31/19	$10,545	$10,200
2/28/19	$10,567	$10,195
3/31/19	$10,750	$10,390
4/30/19	$10,770	$10,393
5/31/19	$10,929	$10,577
6/30/19	$11,060	$10,710
7/31/19	$11,104	$10,734
8/31/19	$11,325	$11,012
9/30/19	$11,280	$10,953
10/31/19	$11,309	$10,986
11/30/19	$11,318	$10,981
12/31/19	$11,305	$10,973
1/31/20	$11,530	$11,184
2/29/20	$11,707	$11,386
3/31/20	$11,323	$11,319
4/30/20	$11,569	$11,520
5/31/20	$11,659	$11,573
6/30/20	$11,825	$11,646
7/31/20	$12,024	$11,820
8/31/20	$11,987	$11,725
9/30/20	$11,993	$11,718
10/31/20	$11,941	$11,666
11/30/20	$12,099	$11,781
12/31/20	$12,168	$11,797
1/31/21	$12,144	$11,712
2/28/21	$12,002	$11,543
3/31/21	$11,849	$11,399
4/30/21	$11,967	$11,489
5/31/21	$11,989	$11,527
6/30/21	$12,085	$11,608
7/31/21	$12,223	$11,737
8/31/21	$12,213	$11,715
9/30/21	$12,128	$11,614
10/31/21	$12,093	$11,610
11/30/21	$12,113	$11,645
12/31/21	$12,096	$11,615
1/31/22	$11,862	$11,365
2/28/22	$11,705	$11,238
3/31/22	$11,325	$10,926
4/30/22	$10,895	$10,511
5/31/22	$10,896	$10,579
6/30/22	$10,640	$10,413
7/31/22	$10,922	$10,667
8/31/22	$10,634	$10,366
9/30/22	$10,150	$9,918
10/31/22	$9,980	$9,790
11/30/22	$10,354	$10,150
12/31/22	$10,342	$10,104
1/31/23	$10,724	$10,415
2/28/23	$10,504	$10,145
3/31/23	$10,666	$10,403
4/30/23	$10,729	$10,466
5/31/23	$10,649	$10,352
6/30/23	$10,626	$10,315
7/31/23	$10,634	$10,308
8/31/23	$10,581	$10,242
9/30/23	$10,314	$9,982
10/31/23	$10,105	$9,824
11/30/23	$10,586	$10,269
12/31/23	$10,996	$10,662
1/31/24	$11,007	$10,633
2/29/24	$10,880	$10,483
3/31/24	$10,991	$10,580
4/30/24	$10,734	$10,312
5/31/24	$10,936	$10,487
6/30/24	$11,049	$10,587
7/31/24	$11,315	$10,834
8/31/24	$11,477	$10,990
9/30/24	$11,624	$11,137
10/31/24	$11,329	$10,860
11/30/24	$11,490	$10,975
12/31/24	$11,296	$10,796
1/31/25	$11,373	$10,853
2/28/25	$11,652	$11,092
3/31/25	$11,645	$11,096
4/30/25	$11,649	$11,140
5/31/25	$11,569	$11,060
6/30/25	$11,774	$11,230
7/31/25	$11,753	$11,200
8/31/25	$11,919	$11,334
9/30/25	$12,066	$11,458
10/31/25	$12,184	$11,529
11/30/25	$12,263	$11,601
12/31/25	$12,251	$11,584
1/31/26	$12,305	$11,596
2/28/26	$12,502	$11,786
3/31/26	$12,248	$11,578
4/30/26	$12,286	$11,591
5/31/26	$12,334	$11,627
6/30/26	$12,381	$11,656

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Active Bond Exchange-Traded Fund (at NAV)	5.15%	0.48%	2.16%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 8,313,131,000
Holdings Count | Holding	2,056
Advisory Fees Paid, Amount	$ 30,691,000
InvestmentCompanyPortfolioTurnover	435.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$8,313,131
# of Portfolio Holdings	2,056
Portfolio Turnover Rate	435%
Total Net Management Fees Paid During the Reporting Period	$30,691
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
U.S. Government Agencies	49.1%
Corporate Bonds & Notes	24.5%
U.S. Treasury Obligations	13.4%
Asset-Backed Securities	13.0%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.5%
Preferred Securities	0.6%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Short-Term Instruments	14.8%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(30.7%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

Change to Shareholder Expenses. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10% to 0.45%.

Material Fund Change Expenses [Text Block]	Change to Shareholder Expenses. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10% to 0.45%.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

C000079102
Shareholder Report [Line Items]
Fund Name	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	TIPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA US Inflation-Linked Treasury Index (“Index”), as real yields moved higher.

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the Index, as U.S. inflation moved higher.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. Inflation-Linked Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,080	$10,063	$10,090
8/31/16	$10,039	$10,052	$10,046
9/30/16	$10,114	$10,046	$10,101
10/31/16	$10,049	$9,969	$10,050
11/30/16	$9,829	$9,733	$9,849
12/31/16	$9,826	$9,747	$9,834
1/31/17	$9,915	$9,766	$9,916
2/28/17	$9,958	$9,832	$9,973
3/31/17	$9,956	$9,827	$9,963
4/30/17	$10,007	$9,902	$10,023
5/31/17	$10,004	$9,979	$10,025
6/30/17	$9,913	$9,969	$9,925
7/31/17	$9,961	$10,011	$9,971
8/31/17	$10,068	$10,101	$10,087
9/30/17	$9,993	$10,053	$10,018
10/31/17	$10,019	$10,059	$10,040
11/30/17	$10,033	$10,046	$10,060
12/31/17	$10,143	$10,092	$10,162
1/31/18	$10,042	$9,976	$10,072
2/28/18	$9,933	$9,881	$9,964
3/31/18	$10,034	$9,945	$10,076
4/30/18	$10,023	$9,871	$10,069
5/31/18	$10,052	$9,941	$10,112
6/30/18	$10,117	$9,929	$10,155
7/31/18	$10,064	$9,931	$10,104
8/31/18	$10,128	$9,995	$10,179
9/30/18	$10,022	$9,931	$10,061
10/31/18	$9,865	$9,852	$9,908
11/30/18	$9,915	$9,911	$9,954
12/31/18	$9,967	$10,093	$10,010
1/31/19	$10,113	$10,200	$10,155
2/28/19	$10,094	$10,195	$10,148
3/31/19	$10,300	$10,390	$10,348
4/30/19	$10,323	$10,393	$10,383
5/31/19	$10,515	$10,577	$10,568
6/30/19	$10,592	$10,710	$10,653
7/31/19	$10,628	$10,734	$10,692
8/31/19	$10,896	$11,012	$10,973
9/30/19	$10,765	$10,953	$10,805
10/31/19	$10,756	$10,986	$10,838
11/30/19	$10,775	$10,981	$10,852
12/31/19	$10,811	$10,973	$10,888
1/31/20	$11,070	$11,184	$11,147
2/29/20	$11,183	$11,386	$11,263
3/31/20	$11,037	$11,319	$11,114
4/30/20	$11,330	$11,520	$11,411
5/31/20	$11,384	$11,573	$11,470
6/30/20	$11,503	$11,646	$11,593
7/31/20	$11,791	$11,820	$11,877
8/31/20	$11,888	$11,725	$11,984
9/30/20	$11,850	$11,718	$11,946
10/31/20	$11,766	$11,666	$11,859
11/30/20	$11,913	$11,781	$12,008
12/31/20	$12,042	$11,797	$12,142
1/31/21	$12,073	$11,712	$12,180
2/28/21	$11,846	$11,543	$11,953
3/31/21	$11,807	$11,399	$11,919
4/30/21	$11,984	$11,489	$12,099
5/31/21	$12,123	$11,527	$12,243
6/30/21	$12,230	$11,608	$12,341
7/31/21	$12,562	$11,737	$12,677
8/31/21	$12,538	$11,715	$12,661
9/30/21	$12,433	$11,614	$12,562
10/31/21	$12,564	$11,610	$12,701
11/30/21	$12,702	$11,645	$12,851
12/31/21	$12,729	$11,615	$12,871
1/31/22	$12,425	$11,365	$12,576
2/28/22	$12,541	$11,238	$12,695
3/31/22	$12,310	$10,926	$12,476
4/30/22	$12,004	$10,511	$12,170
5/31/22	$11,859	$10,579	$12,033
6/30/22	$11,466	$10,413	$11,639
7/31/22	$12,004	$10,667	$12,162
8/31/22	$11,675	$10,366	$11,831
9/30/22	$10,869	$9,918	$11,020
10/31/22	$11,019	$9,790	$11,154
11/30/22	$11,220	$10,150	$11,372
12/31/22	$11,107	$10,104	$11,254
1/31/23	$11,330	$10,415	$11,475
2/28/23	$11,189	$10,145	$11,312
3/31/23	$11,493	$10,403	$11,642
4/30/23	$11,496	$10,466	$11,657
5/31/23	$11,366	$10,352	$11,510
6/30/23	$11,344	$10,315	$11,475
7/31/23	$11,339	$10,308	$11,488
8/31/23	$11,235	$10,242	$11,379
9/30/23	$11,015	$9,982	$11,156
10/31/23	$10,921	$9,824	$11,071
11/30/23	$11,221	$10,269	$11,373
12/31/23	$11,503	$10,662	$11,658
1/31/24	$11,547	$10,633	$11,702
2/29/24	$11,431	$10,483	$11,578
3/31/24	$11,507	$10,580	$11,660
4/30/24	$11,321	$10,312	$11,474
5/31/24	$11,518	$10,487	$11,672
6/30/24	$11,600	$10,587	$11,765
7/31/24	$11,804	$10,834	$11,978
8/31/24	$11,898	$10,990	$12,073
9/30/24	$12,073	$11,137	$12,254
10/31/24	$11,839	$10,860	$12,032
11/30/24	$11,896	$10,975	$12,089
12/31/24	$11,692	$10,796	$11,889
1/31/25	$11,850	$10,853	$12,042
2/28/25	$12,121	$11,092	$12,311
3/31/25	$12,197	$11,096	$12,393
4/30/25	$12,195	$11,140	$12,393
5/31/25	$12,131	$11,060	$12,315
6/30/25	$12,247	$11,230	$12,437
7/31/25	$12,261	$11,200	$12,445
8/31/25	$12,456	$11,334	$12,639
9/30/25	$12,510	$11,458	$12,698
10/31/25	$12,557	$11,529	$12,743
11/30/25	$12,579	$11,601	$12,767
12/31/25	$12,502	$11,584	$12,692
1/31/26	$12,555	$11,596	$12,747
2/28/26	$12,732	$11,786	$12,919
3/31/26	$12,548	$11,578	$12,740
4/30/26	$12,684	$11,591	$12,879
5/31/26	$12,719	$11,627	$12,916
6/30/26	$12,653	$11,656	$12,852

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	3.31%	0.68%	2.38%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA U.S. Inflation-Linked Treasury Index	3.34%	0.82%	2.54%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 85,271,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 193,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$85,271
# of Portfolio Holdings	46
Portfolio Turnover Rate	142%
Total Net Management Fees Paid During the Reporting Period	$193
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000117167
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
Trading Symbol	LDUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as agency MBS had positive total returns.

  Holdings of investment grade corporate credit contributed to relative performance versus the Index, as investment grade corporate credit bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities ("ABS"), contributed to relative performance versus the Index, as ABS had positive total returns.

  Overweight exposure to US duration, specifically the 2-year and 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,066	$10,063	$9,994
8/31/16	$10,091	$10,052	$9,978
9/30/16	$10,112	$10,046	$9,989
10/31/16	$10,131	$9,969	$9,983
11/30/16	$10,088	$9,733	$9,943
12/31/16	$10,109	$9,747	$9,946
1/31/17	$10,128	$9,766	$9,958
2/28/17	$10,157	$9,832	$9,969
3/31/17	$10,174	$9,827	$9,972
4/30/17	$10,201	$9,902	$9,986
5/31/17	$10,227	$9,979	$9,997
6/30/17	$10,254	$9,969	$9,989
7/31/17	$10,261	$10,011	$10,011
8/31/17	$10,283	$10,101	$10,029
9/30/17	$10,310	$10,053	$10,013
10/31/17	$10,341	$10,059	$10,007
11/30/17	$10,334	$10,046	$9,987
12/31/17	$10,325	$10,092	$9,988
1/31/18	$10,309	$9,976	$9,959
2/28/18	$10,315	$9,881	$9,955
3/31/18	$10,310	$9,945	$9,975
4/30/18	$10,325	$9,871	$9,959
5/31/18	$10,350	$9,941	$9,996
6/30/18	$10,365	$9,929	$9,997
7/31/18	$10,390	$9,931	$9,997
8/31/18	$10,417	$9,995	$10,028
9/30/18	$10,440	$9,931	$10,017
10/31/18	$10,460	$9,852	$10,032
11/30/18	$10,458	$9,911	$10,067
12/31/18	$10,463	$10,093	$10,146
1/31/19	$10,519	$10,200	$10,173
2/28/19	$10,575	$10,195	$10,184
3/31/19	$10,621	$10,390	$10,246
4/30/19	$10,664	$10,393	$10,267
5/31/19	$10,698	$10,577	$10,340
6/30/19	$10,745	$10,710	$10,393
7/31/19	$10,792	$10,734	$10,381
8/31/19	$10,837	$11,012	$10,465
9/30/19	$10,846	$10,953	$10,453
10/31/19	$10,874	$10,986	$10,487
11/30/19	$10,881	$10,981	$10,484
12/31/19	$10,918	$10,973	$10,506
1/31/20	$11,018	$11,184	$10,563
2/29/20	$11,118	$11,386	$10,655
3/31/20	$10,807	$11,319	$10,801
4/30/20	$11,005	$11,520	$10,806
5/31/20	$11,112	$11,573	$10,813
6/30/20	$11,257	$11,646	$10,816
7/31/20	$11,298	$11,820	$10,827
8/31/20	$11,318	$11,725	$10,824
9/30/20	$11,345	$11,718	$10,827
10/31/20	$11,391	$11,666	$10,822
11/30/20	$11,374	$11,781	$10,827
12/31/20	$11,407	$11,797	$10,832
1/31/21	$11,438	$11,712	$10,834
2/28/21	$11,432	$11,543	$10,825
3/31/21	$11,426	$11,399	$10,827
4/30/21	$11,435	$11,489	$10,832
5/31/21	$11,444	$11,527	$10,841
6/30/21	$11,433	$11,608	$10,824
7/31/21	$11,444	$11,737	$10,842
8/31/21	$11,446	$11,715	$10,841
9/30/21	$11,453	$11,614	$10,830
10/31/21	$11,415	$11,610	$10,797
11/30/21	$11,388	$11,645	$10,799
12/31/21	$11,371	$11,615	$10,772
1/31/22	$11,295	$11,365	$10,702
2/28/22	$11,218	$11,238	$10,662
3/31/22	$11,035	$10,926	$10,520
4/30/22	$10,994	$10,511	$10,470
5/31/22	$11,039	$10,579	$10,528
6/30/22	$10,928	$10,413	$10,467
7/31/22	$10,963	$10,667	$10,502
8/31/22	$10,920	$10,366	$10,426
9/30/22	$10,817	$9,918	$10,304
10/31/22	$10,749	$9,790	$10,293
11/30/22	$10,815	$10,150	$10,358
12/31/22	$10,871	$10,104	$10,379
1/31/23	$10,951	$10,415	$10,450
2/28/23	$10,899	$10,145	$10,375
3/31/23	$11,005	$10,403	$10,540
4/30/23	$11,044	$10,466	$10,568
5/31/23	$11,026	$10,352	$10,531
6/30/23	$10,987	$10,315	$10,480
7/31/23	$11,051	$10,308	$10,518
8/31/23	$11,101	$10,242	$10,559
9/30/23	$11,114	$9,982	$10,558
10/31/23	$11,147	$9,824	$10,594
11/30/23	$11,262	$10,269	$10,701
12/31/23	$11,399	$10,662	$10,821
1/31/24	$11,473	$10,633	$10,863
2/29/24	$11,446	$10,483	$10,818
3/31/24	$11,501	$10,580	$10,853
4/30/24	$11,472	$10,312	$10,818
5/31/24	$11,559	$10,487	$10,892
6/30/24	$11,620	$10,587	$10,955
7/31/24	$11,741	$10,834	$11,080
8/31/24	$11,827	$10,990	$11,180
9/30/24	$11,921	$11,137	$11,270
10/31/24	$11,878	$10,860	$11,204
11/30/24	$11,933	$10,975	$11,236
12/31/24	$11,986	$10,796	$11,263
1/31/25	$12,057	$10,853	$11,312
2/28/25	$12,152	$11,092	$11,389
3/31/25	$12,195	$11,096	$11,442
4/30/25	$12,244	$11,140	$11,532
5/31/25	$12,243	$11,060	$11,508
6/30/25	$12,319	$11,230	$11,577
7/31/25	$12,338	$11,200	$11,571
8/31/25	$12,472	$11,334	$11,670
9/30/25	$12,495	$11,458	$11,706
10/31/25	$12,549	$11,529	$11,745
11/30/25	$12,610	$11,601	$11,799
12/31/25	$12,659	$11,584	$11,837
1/31/26	$12,705	$11,596	$11,862
2/28/26	$12,773	$11,786	$11,924
3/31/26	$12,725	$11,578	$11,872
4/30/26	$12,768	$11,591	$11,896
5/31/26	$12,787	$11,627	$11,910
6/30/26	$12,818	$11,656	$11,917

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	4.05%	2.31%	2.51%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 1-3 Year U.S. Treasury Index	2.94%	1.94%	1.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,367,695,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 5,301,000
InvestmentCompanyPortfolioTurnover	280.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,367,695
# of Portfolio Holdings	953
Portfolio Turnover Rate	280%
Total Net Management Fees Paid During the Reporting Period	$5,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	47.4%
U.S. Government Agencies	28.4%
Asset-Backed Securities	22.2%
Non-Agency Mortgage-Backed Securities	3.8%
Sovereign Issues	1.8%
Loan Participations and Assignments	0.4%
U.S. Treasury Obligations	0.2%
Short-Term Instruments	7.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(12.1%)
Total	100.0%

Material Fund Change [Text Block]
C000215593
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Trading Symbol	EMNT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate credit bonds had positive total returns.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities ("ABS"), contributed to relative performance versus the Index, as ABS had positive total returns.

  Overweight exposure to U.S. duration, particularly in the 3-month part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,023	$10,004	$10,010
1/31/20	$10,058	$10,196	$10,023
2/29/20	$10,084	$10,380	$10,036
3/31/20	$9,961	$10,319	$10,048
4/30/20	$10,043	$10,502	$10,057
5/31/20	$10,101	$10,551	$10,061
6/30/20	$10,154	$10,617	$10,062
7/31/20	$10,183	$10,776	$10,063
8/31/20	$10,196	$10,689	$10,064
9/30/20	$10,207	$10,683	$10,065
10/31/20	$10,210	$10,635	$10,066
11/30/20	$10,223	$10,740	$10,067
12/31/20	$10,232	$10,755	$10,068
1/31/21	$10,241	$10,677	$10,068
2/28/21	$10,239	$10,523	$10,069
3/31/21	$10,235	$10,392	$10,070
4/30/21	$10,246	$10,474	$10,070
5/31/21	$10,256	$10,508	$10,070
6/30/21	$10,255	$10,582	$10,070
7/31/21	$10,264	$10,700	$10,071
8/31/21	$10,265	$10,680	$10,071
9/30/21	$10,264	$10,587	$10,071
10/31/21	$10,256	$10,585	$10,072
11/30/21	$10,254	$10,616	$10,072
12/31/21	$10,252	$10,589	$10,072
1/31/22	$10,235	$10,361	$10,073
2/28/22	$10,216	$10,245	$10,074
3/31/22	$10,156	$9,960	$10,075
4/30/22	$10,137	$9,582	$10,078
5/31/22	$10,141	$9,644	$10,083
6/30/22	$10,108	$9,493	$10,090
7/31/22	$10,136	$9,725	$10,100
8/31/22	$10,144	$9,450	$10,115
9/30/22	$10,117	$9,042	$10,135
10/31/22	$10,109	$8,925	$10,160
11/30/22	$10,165	$9,253	$10,189
12/31/22	$10,205	$9,211	$10,224
1/31/23	$10,273	$9,494	$10,261
2/28/23	$10,301	$9,249	$10,297
3/31/23	$10,341	$9,484	$10,338
4/30/23	$10,389	$9,541	$10,379
5/31/23	$10,424	$9,437	$10,423
6/30/23	$10,467	$9,404	$10,468
7/31/23	$10,522	$9,397	$10,515
8/31/23	$10,570	$9,337	$10,564
9/30/23	$10,617	$9,100	$10,612
10/31/23	$10,663	$8,956	$10,662
11/30/23	$10,725	$9,362	$10,711
12/31/23	$10,787	$9,720	$10,761
1/31/24	$10,849	$9,694	$10,811
2/29/24	$10,903	$9,557	$10,858
3/31/24	$10,958	$9,645	$10,909
4/30/24	$11,007	$9,401	$10,958
5/31/24	$11,064	$9,561	$11,009
6/30/24	$11,112	$9,651	$11,058
7/31/24	$11,169	$9,877	$11,110
8/31/24	$11,225	$10,019	$11,161
9/30/24	$11,283	$10,153	$11,210
10/31/24	$11,323	$9,901	$11,258
11/30/24	$11,373	$10,006	$11,303
12/31/24	$11,414	$9,842	$11,347
1/31/25	$11,465	$9,894	$11,391
2/28/25	$11,511	$10,112	$11,430
3/31/25	$11,549	$10,116	$11,472
4/30/25	$11,588	$10,155	$11,514
5/31/25	$11,635	$10,083	$11,556
6/30/25	$11,683	$10,238	$11,598
7/31/25	$11,727	$10,211	$11,641
8/31/25	$11,785	$10,333	$11,684
9/30/25	$11,826	$10,445	$11,726
10/31/25	$11,870	$10,511	$11,768
11/30/25	$11,909	$10,576	$11,807
12/31/25	$11,955	$10,560	$11,846
1/31/26	$11,998	$10,572	$11,884
2/28/26	$12,038	$10,745	$11,919
3/31/26	$12,064	$10,555	$11,956
4/30/26	$12,109	$10,567	$11,993
5/31/26	$12,150	$10,600	$12,031
6/30/26	$12,188	$10,626	$12,068

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 12/10/19
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	4.32%	3.51%	3.06%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	0.93%
FTSE 3-Month Treasury Bill Index	4.05%	3.69%	2.91%

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 211,824,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 497,000
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,824
# of Portfolio Holdings	247
Portfolio Turnover Rate	145%
Total Net Management Fees Paid During the Reporting Period	$497
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	53.2%
U.S. Government Agencies	17.5%
Asset-Backed Securities	13.1%
U.S. Treasury Obligations	4.2%
Non-Agency Mortgage-Backed Securities	1.4%
Short-Term Instruments	11.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%

Material Fund Change [Text Block]
C000080241
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Trading Symbol	MINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate credit had positive total returns.

  Underweight exposure to US duration, specifically the 2-year part of the curve, contributed to relative performance versus the Index, as interest rates rose.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities ("ABS"), contributed to relative performance versus the Index, as ABS had positive total returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,023	$10,063	$10,002
8/31/16	$10,049	$10,052	$10,005
9/30/16	$10,061	$10,046	$10,007
10/31/16	$10,078	$9,969	$10,010
11/30/16	$10,088	$9,733	$10,012
12/31/16	$10,100	$9,747	$10,015
1/31/17	$10,119	$9,766	$10,019
2/28/17	$10,142	$9,832	$10,023
3/31/17	$10,158	$9,827	$10,027
4/30/17	$10,173	$9,902	$10,032
5/31/17	$10,188	$9,979	$10,039
6/30/17	$10,205	$9,969	$10,046
7/31/17	$10,223	$10,011	$10,054
8/31/17	$10,239	$10,101	$10,063
9/30/17	$10,255	$10,053	$10,071
10/31/17	$10,273	$10,059	$10,080
11/30/17	$10,279	$10,046	$10,089
12/31/17	$10,290	$10,092	$10,099
1/31/18	$10,303	$9,976	$10,111
2/28/18	$10,312	$9,881	$10,121
3/31/18	$10,322	$9,945	$10,135
4/30/18	$10,341	$9,871	$10,148
5/31/18	$10,364	$9,941	$10,163
6/30/18	$10,378	$9,929	$10,179
7/31/18	$10,401	$9,931	$10,195
8/31/18	$10,426	$9,995	$10,213
9/30/18	$10,445	$9,931	$10,230
10/31/18	$10,460	$9,852	$10,248
11/30/18	$10,465	$9,911	$10,267
12/31/18	$10,468	$10,093	$10,288
1/31/19	$10,515	$10,200	$10,308
2/28/19	$10,548	$10,195	$10,328
3/31/19	$10,582	$10,390	$10,349
4/30/19	$10,616	$10,393	$10,370
5/31/19	$10,645	$10,577	$10,391
6/30/19	$10,673	$10,710	$10,412
7/31/19	$10,699	$10,734	$10,433
8/31/19	$10,723	$11,012	$10,453
9/30/19	$10,746	$10,953	$10,471
10/31/19	$10,772	$10,986	$10,489
11/30/19	$10,792	$10,981	$10,504
12/31/19	$10,814	$10,973	$10,519
1/31/20	$10,852	$11,184	$10,534
2/29/20	$10,870	$11,386	$10,547
3/31/20	$10,599	$11,319	$10,560
4/30/20	$10,761	$11,520	$10,569
5/31/20	$10,839	$11,573	$10,573
6/30/20	$10,909	$11,646	$10,574
7/31/20	$10,936	$11,820	$10,576
8/31/20	$10,954	$11,725	$10,577
9/30/20	$10,961	$11,718	$10,578
10/31/20	$10,969	$11,666	$10,579
11/30/20	$10,979	$11,781	$10,580
12/31/20	$10,990	$11,797	$10,580
1/31/21	$11,002	$11,712	$10,581
2/28/21	$10,999	$11,543	$10,582
3/31/21	$10,987	$11,399	$10,582
4/30/21	$10,997	$11,489	$10,583
5/31/21	$11,007	$11,527	$10,583
6/30/21	$11,006	$11,608	$10,583
7/31/21	$11,014	$11,737	$10,583
8/31/21	$11,015	$11,715	$10,584
9/30/21	$11,013	$11,614	$10,584
10/31/21	$11,000	$11,610	$10,584
11/30/21	$10,995	$11,645	$10,585
12/31/21	$10,990	$11,615	$10,585
1/31/22	$10,965	$11,365	$10,586
2/28/22	$10,937	$11,238	$10,587
3/31/22	$10,849	$10,926	$10,588
4/30/22	$10,815	$10,511	$10,591
5/31/22	$10,817	$10,579	$10,596
6/30/22	$10,764	$10,413	$10,604
7/31/22	$10,796	$10,667	$10,615
8/31/22	$10,814	$10,366	$10,630
9/30/22	$10,787	$9,918	$10,651
10/31/22	$10,768	$9,790	$10,677
11/30/22	$10,830	$10,150	$10,708
12/31/22	$10,885	$10,104	$10,744
1/31/23	$10,979	$10,415	$10,784
2/28/23	$11,002	$10,145	$10,822
3/31/23	$11,024	$10,403	$10,865
4/30/23	$11,079	$10,466	$10,908
5/31/23	$11,140	$10,352	$10,954
6/30/23	$11,204	$10,315	$11,001
7/31/23	$11,273	$10,308	$11,051
8/31/23	$11,332	$10,242	$11,102
9/30/23	$11,391	$9,982	$11,152
10/31/23	$11,443	$9,824	$11,205
11/30/23	$11,497	$10,269	$11,256
12/31/23	$11,559	$10,662	$11,309
1/31/24	$11,627	$10,633	$11,362
2/29/24	$11,683	$10,483	$11,411
3/31/24	$11,748	$10,580	$11,464
4/30/24	$11,802	$10,312	$11,516
5/31/24	$11,863	$10,487	$11,569
6/30/24	$11,913	$10,587	$11,621
7/31/24	$11,967	$10,834	$11,675
8/31/24	$12,022	$10,990	$11,729
9/30/24	$12,079	$11,137	$11,781
10/31/24	$12,134	$10,860	$11,831
11/30/24	$12,189	$10,975	$11,878
12/31/24	$12,238	$10,796	$11,925
1/31/25	$12,291	$10,853	$11,971
2/28/25	$12,340	$11,092	$12,012
3/31/25	$12,378	$11,096	$12,056
4/30/25	$12,404	$11,140	$12,100
5/31/25	$12,465	$11,060	$12,145
6/30/25	$12,515	$11,230	$12,188
7/31/25	$12,575	$11,200	$12,234
8/31/25	$12,631	$11,334	$12,279
9/30/25	$12,676	$11,458	$12,323
10/31/25	$12,727	$11,529	$12,367
11/30/25	$12,769	$11,601	$12,408
12/31/25	$12,819	$11,584	$12,449
1/31/26	$12,869	$11,596	$12,490
2/28/26	$12,911	$11,786	$12,526
3/31/26	$12,947	$11,578	$12,565
4/30/26	$13,000	$11,591	$12,604
5/31/26	$13,049	$11,627	$12,644
6/30/26	$13,094	$11,656	$12,682

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	4.63%	3.53%	2.73%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
FTSE 3-Month Treasury Bill Index	4.05%	3.69%	2.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 16,502,537,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 51,553,000
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$16,502,537
# of Portfolio Holdings	1,030
Portfolio Turnover Rate	89%
Total Net Management Fees Paid During the Reporting Period	$51,553
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	62.2%
U.S. Government Agencies	13.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	6.2%
Non-Agency Mortgage-Backed Securities	1.2%
Sovereign Issues	0.8%
Short-Term Instruments	6.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%

Material Fund Change [Text Block]
C000080245
Shareholder Report [Line Items]
Fund Name	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Trading Symbol	MUNI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight duration position contributed to performance, as interest rates broadly fell.

  Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Select exposure within the general obligation segment detracted from performance, as our holdings underperformed the broader municipal market.

  Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,009	$10,006	$10,014
8/31/16	$10,030	$10,020	$10,017
9/30/16	$10,008	$9,970	$9,981
10/31/16	$9,919	$9,865	$9,900
11/30/16	$9,584	$9,497	$9,581
12/31/16	$9,643	$9,609	$9,674
1/31/17	$9,687	$9,672	$9,742
2/28/17	$9,740	$9,739	$9,807
3/31/17	$9,771	$9,760	$9,823
4/30/17	$9,844	$9,831	$9,894
5/31/17	$9,954	$9,987	$10,023
6/30/17	$9,931	$9,951	$9,985
7/31/17	$9,995	$10,032	$10,058
8/31/17	$10,074	$10,108	$10,125
9/30/17	$10,042	$10,057	$10,078
10/31/17	$10,067	$10,081	$10,092
11/30/17	$10,012	$10,027	$10,010
12/31/17	$10,082	$10,132	$10,093
1/31/18	$9,997	$10,013	$10,005
2/28/18	$9,963	$9,983	$9,979
3/31/18	$9,984	$10,020	$10,001
4/30/18	$9,955	$9,984	$9,974
5/31/18	$10,042	$10,098	$10,068
6/30/18	$10,056	$10,107	$10,086
7/31/18	$10,085	$10,131	$10,118
8/31/18	$10,105	$10,157	$10,136
9/30/18	$10,053	$10,092	$10,079
10/31/18	$9,995	$10,030	$10,038
11/30/18	$10,090	$10,141	$10,140
12/31/18	$10,193	$10,262	$10,252
1/31/19	$10,287	$10,340	$10,339
2/28/19	$10,351	$10,395	$10,389
3/31/19	$10,474	$10,559	$10,510
4/30/19	$10,507	$10,599	$10,531
5/31/19	$10,655	$10,745	$10,659
6/30/19	$10,701	$10,785	$10,703
7/31/19	$10,781	$10,872	$10,788
8/31/19	$10,915	$11,043	$10,913
9/30/19	$10,844	$10,955	$10,825
10/31/19	$10,855	$10,974	$10,853
11/30/19	$10,874	$11,002	$10,878
12/31/19	$10,910	$11,035	$10,912
1/31/20	$11,070	$11,234	$11,080
2/29/20	$11,175	$11,378	$11,184
3/31/20	$10,814	$10,966	$10,858
4/30/20	$10,717	$10,828	$10,781
5/31/20	$11,039	$11,173	$11,086
6/30/20	$11,135	$11,264	$11,151
7/31/20	$11,300	$11,454	$11,307
8/31/20	$11,276	$11,400	$11,269
9/30/20	$11,275	$11,403	$11,278
10/31/20	$11,254	$11,369	$11,250
11/30/20	$11,380	$11,540	$11,374
12/31/20	$11,451	$11,610	$11,429
1/31/21	$11,508	$11,684	$11,483
2/28/21	$11,350	$11,499	$11,338
3/31/21	$11,388	$11,570	$11,392
4/30/21	$11,475	$11,667	$11,463
5/31/21	$11,509	$11,702	$11,480
6/30/21	$11,532	$11,734	$11,494
7/31/21	$11,611	$11,831	$11,578
8/31/21	$11,578	$11,788	$11,554
9/30/21	$11,494	$11,703	$11,484
10/31/21	$11,466	$11,668	$11,450
11/30/21	$11,535	$11,768	$11,511
12/31/21	$11,542	$11,787	$11,527
1/31/22	$11,277	$11,464	$11,246
2/28/22	$11,226	$11,423	$11,211
3/31/22	$10,918	$11,053	$10,913
4/30/22	$10,662	$10,747	$10,684
5/31/22	$10,782	$10,907	$10,834
6/30/22	$10,652	$10,728	$10,743
7/31/22	$10,890	$11,011	$10,983
8/31/22	$10,711	$10,770	$10,793
9/30/22	$10,414	$10,357	$10,466
10/31/22	$10,345	$10,271	$10,426
11/30/22	$10,717	$10,751	$10,791
12/31/22	$10,758	$10,782	$10,842
1/31/23	$11,002	$11,091	$11,086
2/28/23	$10,809	$10,841	$10,877
3/31/23	$10,999	$11,081	$11,088
4/30/23	$10,999	$11,056	$11,057
5/31/23	$10,924	$10,960	$10,960
6/30/23	$10,999	$11,070	$11,042
7/31/23	$11,026	$11,114	$11,086
8/31/23	$10,937	$10,954	$10,974
9/30/23	$10,704	$10,633	$10,728
10/31/23	$10,622	$10,542	$10,683
11/30/23	$11,139	$11,211	$11,200
12/31/23	$11,411	$11,472	$11,412
1/31/24	$11,398	$11,413	$11,368
2/29/24	$11,409	$11,428	$11,379
3/31/24	$11,418	$11,428	$11,379
4/30/24	$11,303	$11,286	$11,262
5/31/24	$11,294	$11,253	$11,195
6/30/24	$11,439	$11,425	$11,339
7/31/24	$11,530	$11,530	$11,440
8/31/24	$11,617	$11,621	$11,541
9/30/24	$11,718	$11,735	$11,636
10/31/24	$11,562	$11,564	$11,488
11/30/24	$11,713	$11,764	$11,629
12/31/24	$11,591	$11,593	$11,512
1/31/25	$11,648	$11,651	$11,591
2/28/25	$11,778	$11,766	$11,704
3/31/25	$11,599	$11,567	$11,557
4/30/25	$11,563	$11,474	$11,486
5/31/25	$11,557	$11,481	$11,550
6/30/25	$11,653	$11,553	$11,638
7/31/25	$11,645	$11,529	$11,667
8/31/25	$11,749	$11,630	$11,765
9/30/25	$11,966	$11,899	$11,940
10/31/25	$12,081	$12,046	$12,043
11/30/25	$12,112	$12,074	$12,075
12/31/25	$12,130	$12,085	$12,109
1/31/26	$12,228	$12,198	$12,237
2/28/26	$12,374	$12,350	$12,361
3/31/26	$12,139	$12,063	$12,075
4/30/26	$12,230	$12,202	$12,172
5/31/26	$12,275	$12,247	$12,203
6/30/26	$12,341	$12,365	$12,277

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	5.90%	1.36%	2.13%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Bloomberg 1-15 Year Municipal Bond Index	5.49%	1.33%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 3,086,855,000
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 8,806,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,086,855
# of Portfolio Holdings	648
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$8,806
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Health, Hospital & Nursing Home Revenue	19.8%
Local or Guaranteed Housing	12.5%
Ad Valorem Property Tax	9.8%
Natural Gas Revenue	7.1%
Sovereign	6.1%
Electric Power & Light Revenue	6.0%
College & University Revenue	5.5%
Income Tax Revenue	4.3%
Highway Revenue Tolls	4.2%
Sales Tax Revenue	3.5%
Miscellaneous Revenue	3.5%
Water Revenue	3.0%
Other Investments	13.3%
Short-Term Instruments	0.7%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Material Fund Change [Text Block]
C000089022
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Trading Symbol	CORP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to investment grade credit default indices contributed to relative performance versus the ICE BofA US Corporate Index ("Index"), as spreads tightened.

  Underweight exposure to the technology sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Security selection within the energy sector, specifically overweight exposure to an independent exploration and production company, contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to the pipelines sector contributed to relative performance versus the Index, as the sector outperformed the Index.

   Duration positioning detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US Corporate Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,150	$10,063	$10,145
8/31/16	$10,167	$10,052	$10,173
9/30/16	$10,150	$10,046	$10,143
10/31/16	$10,053	$9,969	$10,060
11/30/16	$9,766	$9,733	$9,790
12/31/16	$9,836	$9,747	$9,851
1/31/17	$9,869	$9,766	$9,892
2/28/17	$9,990	$9,832	$10,004
3/31/17	$9,968	$9,827	$9,991
4/30/17	$10,076	$9,902	$10,091
5/31/17	$10,181	$9,979	$10,208
6/30/17	$10,219	$9,969	$10,233
7/31/17	$10,300	$10,011	$10,310
8/31/17	$10,374	$10,101	$10,397
9/30/17	$10,355	$10,053	$10,373
10/31/17	$10,398	$10,059	$10,415
11/30/17	$10,376	$10,046	$10,401
12/31/17	$10,464	$10,092	$10,489
1/31/18	$10,373	$9,976	$10,392
2/28/18	$10,193	$9,881	$10,237
3/31/18	$10,205	$9,945	$10,259
4/30/18	$10,110	$9,871	$10,172
5/31/18	$10,143	$9,941	$10,217
6/30/18	$10,104	$9,929	$10,162
7/31/18	$10,195	$9,931	$10,237
8/31/18	$10,238	$9,995	$10,293
9/30/18	$10,212	$9,931	$10,260
10/31/18	$10,058	$9,852	$10,121
11/30/18	$10,035	$9,911	$10,102
12/31/18	$10,181	$10,093	$10,253
1/31/19	$10,419	$10,200	$10,468
2/28/19	$10,449	$10,195	$10,506
3/31/19	$10,724	$10,390	$10,767
4/30/19	$10,783	$10,393	$10,827
5/31/19	$10,923	$10,577	$10,983
6/30/19	$11,180	$10,710	$11,235
7/31/19	$11,253	$10,734	$11,309
8/31/19	$11,596	$11,012	$11,652
9/30/19	$11,530	$10,953	$11,580
10/31/19	$11,595	$10,986	$11,651
11/30/19	$11,622	$10,981	$11,676
12/31/19	$11,652	$10,973	$11,713
1/31/20	$11,937	$11,184	$12,012
2/29/20	$12,058	$11,386	$12,151
3/31/20	$11,232	$11,319	$11,286
4/30/20	$11,791	$11,520	$11,834
5/31/20	$12,013	$11,573	$12,049
6/30/20	$12,271	$11,646	$12,297
7/31/20	$12,649	$11,820	$12,684
8/31/20	$12,479	$11,725	$12,519
9/30/20	$12,439	$11,718	$12,494
10/31/20	$12,401	$11,666	$12,466
11/30/20	$12,753	$11,781	$12,813
12/31/20	$12,818	$11,797	$12,872
1/31/21	$12,666	$11,712	$12,737
2/28/21	$12,456	$11,543	$12,533
3/31/21	$12,241	$11,399	$12,314
4/30/21	$12,381	$11,489	$12,453
5/31/21	$12,455	$11,527	$12,526
6/30/21	$12,675	$11,608	$12,735
7/31/21	$12,840	$11,737	$12,904
8/31/21	$12,803	$11,715	$12,874
9/30/21	$12,668	$11,614	$12,746
10/31/21	$12,687	$11,610	$12,770
11/30/21	$12,692	$11,645	$12,772
12/31/21	$12,679	$11,615	$12,740
1/31/22	$12,286	$11,365	$12,352
2/28/22	$12,054	$11,238	$12,093
3/31/22	$11,752	$10,926	$11,764
4/30/22	$11,149	$10,511	$11,169
5/31/22	$11,229	$10,579	$11,239
6/30/22	$10,930	$10,413	$10,952
7/31/22	$11,282	$10,667	$11,277
8/31/22	$10,964	$10,366	$10,983
9/30/22	$10,427	$9,918	$10,421
10/31/22	$10,309	$9,790	$10,305
11/30/22	$10,819	$10,150	$10,811
12/31/22	$10,774	$10,104	$10,788
1/31/23	$11,208	$10,415	$11,208
2/28/23	$10,881	$10,145	$10,882
3/31/23	$11,192	$10,403	$11,160
4/30/23	$11,285	$10,466	$11,255
5/31/23	$11,138	$10,352	$11,106
6/30/23	$11,162	$10,315	$11,137
7/31/23	$11,207	$10,308	$11,185
8/31/23	$11,134	$10,242	$11,109
9/30/23	$10,860	$9,982	$10,837
10/31/23	$10,663	$9,824	$10,640
11/30/23	$11,263	$10,269	$11,240
12/31/23	$11,721	$10,662	$11,694
1/31/24	$11,733	$10,633	$11,712
2/29/24	$11,562	$10,483	$11,548
3/31/24	$11,694	$10,580	$11,685
4/30/24	$11,424	$10,312	$11,413
5/31/24	$11,636	$10,487	$11,625
6/30/24	$11,712	$10,587	$11,699
7/31/24	$11,997	$10,834	$11,975
8/31/24	$12,185	$10,990	$12,159
9/30/24	$12,384	$11,137	$12,368
10/31/24	$12,102	$10,860	$12,090
11/30/24	$12,261	$10,975	$12,234
12/31/24	$12,046	$10,796	$12,017
1/31/25	$12,120	$10,853	$12,090
2/28/25	$12,378	$11,092	$12,335
3/31/25	$12,344	$11,096	$12,301
4/30/25	$12,344	$11,140	$12,298
5/31/25	$12,336	$11,060	$12,298
6/30/25	$12,573	$11,230	$12,522
7/31/25	$12,581	$11,200	$12,540
8/31/25	$12,722	$11,334	$12,673
9/30/25	$12,896	$11,458	$12,853
10/31/25	$12,959	$11,529	$12,911
11/30/25	$13,049	$11,601	$12,993
12/31/25	$13,006	$11,584	$12,952
1/31/26	$13,050	$11,596	$12,998
2/28/26	$13,230	$11,786	$13,163
3/31/26	$12,953	$11,578	$12,897
4/30/26	$13,028	$11,591	$12,970
5/31/26	$13,114	$11,627	$13,062
6/30/26	$13,134	$11,656	$13,082

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	4.46%	0.71%	2.76%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA US Corporate Index	4.47%	0.54%	2.72%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,602,410,000
Holdings Count | Holding	1,487
Advisory Fees Paid, Amount	$ 2,889,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,602,410
# of Portfolio Holdings	1,487
Portfolio Turnover Rate	32%
Total Net Management Fees Paid During the Reporting Period	$2,889
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	96.8%
U.S. Treasury Obligations	11.2%
Sovereign Issues	0.8%
Other Investments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.2%)
Total	100.0%

Material Fund Change [Text Block]
C000240988
Shareholder Report [Line Items]
Fund Name	PIMCO Commodity Strategy Active Exchange-Traded Fund
Trading Symbol	CMDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to natural gas contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as natural gas posted negative returns.

  Positioning within grains, including an overall underweight exposure, an overweight exposure to Kansas City (“KC”) versus Chicago wheat, and an overweight exposure to Chicago wheat versus corn, contributed to relative performance versus the Index, as grains posted negative returns, KC outperformed Chicago wheat, and Chicago wheat outperformed corn.

  Overweight exposure to gold versus silver and an overall underweight exposure to precious metals detracted from relative performance versus the Index, as gold underperformed silver and both metals posted positive returns.

  Petroleum positions detracted from relative performance versus the Index, as losses from curve strategies were only partially offset by gains from an overall overweight exposure to petroleum.

  Underweight exposure to oilseeds detracted from relative performance versus the Index, as oilseeds posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	S&P 500 Index	Bloomberg Commodity Index Total Return
5/9/23	$10,000	$10,000	$10,000
5/31/23	$9,640	$10,163	$9,491
6/30/23	$10,092	$10,835	$9,874
7/31/23	$10,851	$11,183	$10,492
8/31/23	$10,899	$11,005	$10,412
9/30/23	$10,939	$10,480	$10,339
10/31/23	$10,907	$10,260	$10,367
11/30/23	$10,770	$11,197	$10,133
12/31/23	$10,531	$11,706	$9,861
1/31/24	$10,748	$11,902	$9,900
2/29/24	$10,732	$12,538	$9,754
3/31/24	$11,171	$12,941	$10,077
4/30/24	$11,354	$12,413	$10,348
5/31/24	$11,349	$13,028	$10,530
6/30/24	$11,304	$13,496	$10,368
7/31/24	$10,989	$13,660	$9,949
8/31/24	$10,868	$13,991	$9,954
9/30/24	$11,223	$14,290	$10,438
10/31/24	$11,177	$14,160	$10,245
11/30/24	$11,177	$14,992	$10,286
12/31/24	$11,268	$14,634	$10,391
1/31/25	$11,652	$15,042	$10,802
2/28/25	$11,558	$14,845	$10,886
3/31/25	$11,960	$14,009	$11,314
4/30/25	$11,362	$13,914	$10,770
5/31/25	$11,375	$14,790	$10,708
6/30/25	$11,614	$15,542	$10,966
7/31/25	$11,836	$15,891	$10,916
8/31/25	$12,126	$16,213	$11,126
9/30/25	$12,403	$16,805	$11,366
10/31/25	$12,700	$17,198	$11,695
11/30/25	$12,691	$17,240	$12,069
12/31/25	$12,668	$17,251	$12,030
1/31/26	$13,424	$17,501	$13,277
2/28/26	$13,701	$17,368	$13,423
3/31/26	$14,909	$16,503	$14,967
4/30/26	$15,725	$18,235	$15,597
5/31/26	$15,535	$19,194	$15,041
6/30/26	$14,195	$19,012	$13,757

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 5/9/23
PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	22.22%	11.79%
S&P 500 Index	22.32%	22.68%
Bloomberg Commodity Index Total Return	25.46%	10.68%

Performance Inception Date	May 09, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 750,823,000
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 3,996,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$750,823
# of Portfolio Holdings	466
Portfolio Turnover Rate	70%
Total Net Management Fees Paid During the Reporting Period	$3,996
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	40.9%
Asset-Backed Securities	14.4%
U.S. Government Agencies	13.4%
Sovereign Issues	2.0%
Non-Agency Mortgage-Backed Securities	1.5%
Short-Term Instruments	12.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	10.5%
Total	100.0%

Material Fund Change [Text Block]
C000271643
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation PLUS Active Exchange-Traded Fund
Trading Symbol	PCPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation PLUS Active Exchange-Traded Fund (the "Fund") for the period of March 31, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
PIMCO Inflation PLUS Active Exchange-Traded Fund	$14	0.56%Footnote Reference2
Footnote	Description
Footnote[1]	Based on operations from March 31, 2026 to June 30, 2026. Expenses for a full period would have been higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.56%	[1]
Expenses Short Period Footnote [Text Block]	Based on operations from March 31, 2026 to June 30, 2026. Expenses for a full period would have been higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index (“Index”), as U.S. inflation moved higher.

  There were no other material contributors or detractors for relative performance for the Fund versus the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Inflation PLUS Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index
3/31/26	$10,000	$10,000	$10,000
4/30/26	$10,076	$10,011	$10,059
5/31/26	$10,114	$10,042	$10,094
6/30/26	$10,088	$10,067	$10,097

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception 3/31/26
PIMCO Inflation PLUS Active Exchange-Traded Fund (at NAV)	0.88%
Bloomberg U.S. Aggregate Index	0.67%
ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index	0.97%

Performance Inception Date	Mar. 31, 2026
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 65,292,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 24,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$65,292
# of Portfolio Holdings	14
Portfolio Turnover Rate	82%
Total Net Management Fees Paid During the Reporting Period	$24
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Treasury Obligations	97.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Material Fund Change [Text Block]
C000249911
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Trading Symbol	PMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") contributed to relative performance versus the Bloomberg U.S. MBS Fixed-Rate Index ("Index"), as agency interest-only positions generated positive returns.

  Exposure to agency commercial MBS contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to belly coupons and higher-coupon Government National Mortgage Association MBS contributed to relative performance versus the Index, as these segments generated positive returns.

  Overweight exposure to non-agency residential MBS contributed to relative performance versus the Index, as spreads tightened.

  Overweight U.S. duration positioning detracted from relative performance versus the Index, as U.S. interest rates moved higher.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,040	$10,063	$10,021
8/31/16	$10,042	$10,052	$10,032
9/30/16	$10,121	$10,046	$10,060
10/31/16	$10,120	$9,969	$10,033
11/30/16	$9,931	$9,733	$9,861
12/31/16	$9,952	$9,747	$9,861
1/31/17	$9,982	$9,766	$9,857
2/28/17	$10,051	$9,832	$9,904
3/31/17	$10,065	$9,827	$9,907
4/30/17	$10,124	$9,902	$9,972
5/31/17	$10,205	$9,979	$10,034
6/30/17	$10,208	$9,969	$9,994
7/31/17	$10,249	$10,011	$10,039
8/31/17	$10,352	$10,101	$10,112
9/30/17	$10,348	$10,053	$10,090
10/31/17	$10,352	$10,059	$10,087
11/30/17	$10,347	$10,046	$10,072
12/31/17	$10,388	$10,092	$10,105
1/31/18	$10,282	$9,976	$9,986
2/28/18	$10,236	$9,881	$9,921
3/31/18	$10,291	$9,945	$9,984
4/30/18	$10,258	$9,871	$9,934
5/31/18	$10,328	$9,941	$10,004
6/30/18	$10,336	$9,929	$10,008
7/31/18	$10,341	$9,931	$9,998
8/31/18	$10,402	$9,995	$10,058
9/30/18	$10,357	$9,931	$9,997
10/31/18	$10,304	$9,852	$9,934
11/30/18	$10,385	$9,911	$10,023
12/31/18	$10,524	$10,093	$10,205
1/31/19	$10,624	$10,200	$10,286
2/28/19	$10,624	$10,195	$10,277
3/31/19	$10,779	$10,390	$10,426
4/30/19	$10,770	$10,393	$10,420
5/31/19	$10,904	$10,577	$10,555
6/30/19	$10,986	$10,710	$10,631
7/31/19	$11,019	$10,734	$10,674
8/31/19	$11,103	$11,012	$10,769
9/30/19	$11,130	$10,953	$10,776
10/31/19	$11,169	$10,986	$10,814
11/30/19	$11,177	$10,981	$10,823
12/31/19	$11,197	$10,973	$10,853
1/31/20	$11,280	$11,184	$10,929
2/29/20	$11,381	$11,386	$11,042
3/31/20	$11,270	$11,319	$11,159
4/30/20	$11,414	$11,520	$11,230
5/31/20	$11,481	$11,573	$11,244
6/30/20	$11,536	$11,646	$11,233
7/31/20	$11,589	$11,820	$11,253
8/31/20	$11,640	$11,725	$11,258
9/30/20	$11,673	$11,718	$11,246
10/31/20	$11,709	$11,666	$11,241
11/30/20	$11,744	$11,781	$11,249
12/31/20	$11,790	$11,797	$11,273
1/31/21	$11,853	$11,712	$11,282
2/28/21	$11,819	$11,543	$11,207
3/31/21	$11,762	$11,399	$11,149
4/30/21	$11,837	$11,489	$11,211
5/31/21	$11,800	$11,527	$11,191
6/30/21	$11,832	$11,608	$11,187
7/31/21	$11,907	$11,737	$11,257
8/31/21	$11,904	$11,715	$11,238
9/30/21	$11,891	$11,614	$11,198
10/31/21	$11,877	$11,610	$11,176
11/30/21	$11,875	$11,645	$11,166
12/31/21	$11,854	$11,615	$11,156
1/31/22	$11,717	$11,365	$10,990
2/28/22	$11,614	$11,238	$10,884
3/31/22	$11,299	$10,926	$10,601
4/30/22	$10,861	$10,511	$10,229
5/31/22	$10,943	$10,579	$10,342
6/30/22	$10,677	$10,413	$10,176
7/31/22	$11,007	$10,667	$10,504
8/31/22	$10,692	$10,366	$10,144
9/30/22	$10,131	$9,918	$9,632
10/31/22	$9,956	$9,790	$9,495
11/30/22	$10,337	$10,150	$9,882
12/31/22	$10,284	$10,104	$9,838
1/31/23	$10,642	$10,415	$10,162
2/28/23	$10,412	$10,145	$9,894
3/31/23	$10,545	$10,403	$10,087
4/30/23	$10,623	$10,466	$10,139
5/31/23	$10,552	$10,352	$10,065
6/30/23	$10,597	$10,315	$10,022
7/31/23	$10,588	$10,308	$10,014
8/31/23	$10,500	$10,242	$9,932
9/30/23	$10,216	$9,982	$9,615
10/31/23	$9,952	$9,824	$9,417
11/30/23	$10,465	$10,269	$9,908
12/31/23	$10,870	$10,662	$10,335
1/31/24	$10,857	$10,633	$10,287
2/29/24	$10,736	$10,483	$10,120
3/31/24	$10,871	$10,580	$10,227
4/30/24	$10,566	$10,312	$9,917
5/31/24	$10,808	$10,487	$10,115
6/30/24	$10,914	$10,587	$10,234
7/31/24	$11,201	$10,834	$10,504
8/31/24	$11,350	$10,990	$10,673
9/30/24	$11,528	$11,137	$10,800
10/31/24	$11,210	$10,860	$10,494
11/30/24	$11,382	$10,975	$10,634
12/31/24	$11,219	$10,796	$10,459
1/31/25	$11,277	$10,853	$10,512
2/28/25	$11,569	$11,092	$10,780
3/31/25	$11,574	$11,096	$10,778
4/30/25	$11,585	$11,140	$10,809
5/31/25	$11,486	$11,060	$10,710
6/30/25	$11,708	$11,230	$10,901
7/31/25	$11,674	$11,200	$10,857
8/31/25	$11,881	$11,334	$11,031
9/30/25	$11,992	$11,458	$11,166
10/31/25	$12,094	$11,529	$11,262
11/30/25	$12,179	$11,601	$11,332
12/31/25	$12,216	$11,584	$11,356
1/31/26	$12,312	$11,596	$11,403
2/28/26	$12,512	$11,786	$11,593
3/31/26	$12,289	$11,578	$11,402
4/30/26	$12,334	$11,591	$11,410
5/31/26	$12,361	$11,627	$11,444
6/30/26	$12,386	$11,656	$11,468

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)	5.80%	0.92%	2.16%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
Bloomberg U.S. MBS Fixed-Rate Index	5.21%	0.50%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,385,931,000
Holdings Count | Holding	1,263
Advisory Fees Paid, Amount	$ 3,834,000
InvestmentCompanyPortfolioTurnover	1018.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,385,931
# of Portfolio Holdings	1,263
Portfolio Turnover Rate	1,018%
Total Net Management Fees Paid During the Reporting Period	$3,834
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Government Agencies	155.5%
Asset-Backed Securities	3.1%
Non-Agency Mortgage-Backed Securities	1.8%
Short-Term Instruments	1.8%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(63.3%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

C000242819
Shareholder Report [Line Items]
Fund Name	PIMCO Multisector Bond Active Exchange-Traded Fund
Trading Symbol	PYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the cash rate remained elevated.

  Exposure to agency residential mortgage-backed securities contributed to absolute performance, as the asset class delivered positive returns.

  Exposure to investment grade credit contributed to absolute performance, as the asset class delivered positive returns.

  U.S. duration positioning detracted from absolute performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from absolute performance, as the yen depreciated relative to the U.S. dollar.

  Australian duration positioning detracted from absolute performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/21/23	$10,000	$10,000
6/30/23	$10,008	$9,960
7/31/23	$10,060	$9,953
8/31/23	$10,025	$9,890
9/30/23	$9,844	$9,638
10/31/23	$9,710	$9,486
11/30/23	$10,175	$9,916
12/31/23	$10,517	$10,295
1/31/24	$10,570	$10,267
2/29/24	$10,520	$10,122
3/31/24	$10,664	$10,216
4/30/24	$10,501	$9,957
5/31/24	$10,692	$10,126
6/30/24	$10,774	$10,222
7/31/24	$11,024	$10,461
8/31/24	$11,194	$10,611
9/30/24	$11,357	$10,753
10/31/24	$11,180	$10,487
11/30/24	$11,340	$10,598
12/31/24	$11,297	$10,424
1/31/25	$11,410	$10,479
2/28/25	$11,595	$10,710
3/31/25	$11,586	$10,714
4/30/25	$11,577	$10,756
5/31/25	$11,657	$10,679
6/30/25	$11,854	$10,843
7/31/25	$11,868	$10,815
8/31/25	$12,043	$10,944
9/30/25	$12,171	$11,063
10/31/25	$12,262	$11,133
11/30/25	$12,344	$11,202
12/31/25	$12,403	$11,185
1/31/26	$12,468	$11,197
2/28/26	$12,557	$11,380
3/31/26	$12,313	$11,180
4/30/26	$12,455	$11,192
5/31/26	$12,535	$11,227
6/30/26	$12,602	$11,254

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	6.31%	7.95%
Bloomberg U.S. Aggregate Index	3.79%	3.98%

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 14,748,965,000
Holdings Count | Holding	2,491
Advisory Fees Paid, Amount	$ 56,507,000
InvestmentCompanyPortfolioTurnover	685.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$14,748,965
# of Portfolio Holdings	2,491
Portfolio Turnover Rate	685%
Total Net Management Fees Paid During the Reporting Period	$56,507
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	32.2%
U.S. Government Agencies	29.1%
Asset-Backed Securities	28.8%
Non-Agency Mortgage-Backed Securities	7.7%
Sovereign Issues	7.3%
U.S. Treasury Obligations	3.0%
Loan Participations and Assignments	2.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.7%
Affiliated Investments	0.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(30.1%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.08% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.08% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

C000229173
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Trading Symbol	MINO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight duration exposure contributed to performance, as interest rates broadly fell.

  Select exposure within the industrial revenue sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Select exposure within the general obligation segment detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the broader municipal market.

  Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index
9/8/21	$10,000	$10,000
9/30/21	$9,918	$9,931
10/31/21	$9,886	$9,902
11/30/21	$9,998	$9,987
12/31/21	$10,031	$10,003
1/31/22	$9,714	$9,729
2/28/22	$9,648	$9,694
3/31/22	$9,322	$9,380
4/30/22	$9,032	$9,120
5/31/22	$9,143	$9,256
6/30/22	$8,911	$9,104
7/31/22	$9,192	$9,345
8/31/22	$8,997	$9,140
9/30/22	$8,669	$8,789
10/31/22	$8,542	$8,716
11/30/22	$8,974	$9,124
12/31/22	$8,983	$9,150
1/31/23	$9,274	$9,413
2/28/23	$9,084	$9,200
3/31/23	$9,218	$9,404
4/30/23	$9,288	$9,382
5/31/23	$9,238	$9,301
6/30/23	$9,345	$9,394
7/31/23	$9,381	$9,432
8/31/23	$9,304	$9,296
9/30/23	$9,065	$9,023
10/31/23	$8,939	$8,946
11/30/23	$9,501	$9,514
12/31/23	$9,753	$9,736
1/31/24	$9,771	$9,686
2/29/24	$9,816	$9,698
3/31/24	$9,841	$9,698
4/30/24	$9,750	$9,578
5/31/24	$9,769	$9,550
6/30/24	$9,910	$9,696
7/31/24	$9,972	$9,785
8/31/24	$10,032	$9,862
9/30/24	$10,143	$9,959
10/31/24	$10,030	$9,814
11/30/24	$10,183	$9,983
12/31/24	$10,047	$9,838
1/31/25	$10,103	$9,887
2/28/25	$10,213	$9,985
3/31/25	$10,042	$9,816
4/30/25	$9,981	$9,737
5/31/25	$9,932	$9,743
6/30/25	$10,004	$9,804
7/31/25	$9,961	$9,784
8/31/25	$10,063	$9,869
9/30/25	$10,333	$10,098
10/31/25	$10,468	$10,223
11/30/25	$10,491	$10,247
12/31/25	$10,491	$10,256
1/31/26	$10,561	$10,352
2/28/26	$10,714	$10,481
3/31/26	$10,518	$10,238
4/30/26	$10,624	$10,355
5/31/26	$10,675	$10,393
6/30/26	$10,762	$10,494

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 9/8/21
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	7.58%	1.54%
Bloomberg Municipal Bond Index	7.03%	1.01%

Performance Inception Date	Sep. 08, 2021
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 720,690,000
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 1,834,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$720,690
# of Portfolio Holdings	520
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$1,834
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Health, Hospital & Nursing Home Revenue	17.4%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	9.0%
College & University Revenue	7.4%
Income Tax Revenue	5.8%
Sovereign	5.2%
Electric Power & Light Revenue	5.1%
Port, Airport & Marina Revenue	4.6%
Natural Gas Revenue	4.6%
Sales Tax Revenue	3.7%
Industrial Revenue	3.2%
Highway Revenue Tolls	3.2%
Other Investments	22.4%
Short-Term Instruments	0.5%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%

Material Fund Change [Text Block]
C000239077
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Trading Symbol	PRFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.K. Additional Tier 1 securities ("AT1s") contributed to relative performance versus the ICE BofA US All Capital Securities Index ("Index"), as spreads tightened.

  Overweight exposure to Canadian AT1s contributed to relative performance versus the Index, as spreads tightened.

  Security selection within U.S. insurance capital, particularly underweight exposure to an annuities provider, contributed to relative performance versus the Index, as spreads widened.

  Underweight exposure to Canadian non-financial subordinated debt detracted from relative performance versus the Index, as spreads tightened.

  Underweight exposure to Japanese insurance capital detracted from relative performance versus the Index, as spreads tightened.

  Underweight exposure to U.S. preferred securities detracted from relative performance versus the Index, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US All Capital Securities Index
1/18/23	$10,000	$10,000	$10,000
1/31/23	$10,164	$9,948	$10,188
2/28/23	$9,968	$9,691	$9,992
3/31/23	$9,355	$9,937	$9,518
4/30/23	$9,472	$9,997	$9,664
5/31/23	$9,410	$9,888	$9,551
6/30/23	$9,482	$9,853	$9,646
7/31/23	$9,721	$9,846	$9,801
8/31/23	$9,598	$9,783	$9,737
9/30/23	$9,416	$9,534	$9,627
10/31/23	$9,173	$9,384	$9,337
11/30/23	$9,723	$9,809	$9,932
12/31/23	$10,185	$10,184	$10,249
1/31/24	$10,314	$10,156	$10,516
2/29/24	$10,360	$10,013	$10,606
3/31/24	$10,541	$10,105	$10,714
4/30/24	$10,368	$9,850	$10,494
5/31/24	$10,596	$10,017	$10,699
6/30/24	$10,705	$10,112	$10,767
7/31/24	$10,879	$10,348	$10,872
8/31/24	$11,083	$10,497	$11,155
9/30/24	$11,304	$10,637	$11,422
10/31/24	$11,198	$10,374	$11,334
11/30/24	$11,295	$10,483	$11,385
12/31/24	$11,220	$10,312	$11,234
1/31/25	$11,293	$10,366	$11,307
2/28/25	$11,444	$10,595	$11,430
3/31/25	$11,385	$10,599	$11,299
4/30/25	$11,263	$10,640	$11,187
5/31/25	$11,427	$10,564	$11,317
6/30/25	$11,644	$10,726	$11,507
7/31/25	$11,708	$10,698	$11,644
8/31/25	$11,833	$10,826	$11,784
9/30/25	$12,037	$10,944	$11,960
10/31/25	$12,128	$11,013	$11,987
11/30/25	$12,147	$11,081	$11,946
12/31/25	$12,189	$11,065	$11,994
1/31/26	$12,258	$11,076	$12,124
2/28/26	$12,402	$11,258	$12,200
3/31/26	$12,083	$11,059	$11,918
4/30/26	$12,294	$11,072	$12,153
5/31/26	$12,351	$11,106	$12,173
6/30/26	$12,417	$11,133	$12,184

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 1/18/23
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	6.64%	6.48%
Bloomberg U.S. Aggregate Index	3.79%	3.16%
ICE BofA US All Capital Securities Index	5.89%	5.90%

Performance Inception Date	Jan. 18, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 222,524,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 1,420,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$222,524
# of Portfolio Holdings	244
Portfolio Turnover Rate	36%
Total Net Management Fees Paid During the Reporting Period	$1,420
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	63.3%
Preferred Securities	31.6%
Short-Term Instruments	3.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Material Fund Change [Text Block]
C000145158
Shareholder Report [Line Items]
Fund Name	PIMCO Senior Loan Active Exchange-Traded Fund
Trading Symbol	LONZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap indices contributed to relative performance versus the iBoxx USD Liquid Leveraged Loans Index ("Index"), as spreads tightened.

  Security selection within the technology sector, particularly overweight exposure to a media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the mining sector, particularly overweight exposure to a minerals supplier, contributed to relative performance versus the Index, as prices rose.

  Security selection within the retail sector, particularly overweight exposure to a building products company, detracted from relative performance versus the Index, as spreads widened.

  Exposure to U.S. dollar cash equivalents detracted from relative performance versus the Index, as the U.S. cash interest rate underperformed the Index.

  Underweight exposure to the gaming sector detracted from relative performance versus the Index, as the sector outperformed the broader market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	iBoxx USD Liquid Leveraged Loans Index
6/8/22	$10,000	$10,000	$10,000
6/30/22	$9,636	$9,945	$9,661
7/31/22	$9,918	$10,188	$9,935
8/31/22	$10,028	$9,900	$10,039
9/30/22	$9,810	$9,472	$9,794
10/31/22	$9,912	$9,349	$9,934
11/30/22	$10,022	$9,693	$10,032
12/31/22	$10,082	$9,650	$10,104
1/31/23	$10,322	$9,946	$10,370
2/28/23	$10,384	$9,689	$10,399
3/31/23	$10,385	$9,935	$10,437
4/30/23	$10,469	$9,996	$10,555
5/31/23	$10,456	$9,887	$10,492
6/30/23	$10,690	$9,852	$10,725
7/31/23	$10,835	$9,845	$10,848
8/31/23	$10,954	$9,782	$10,954
9/30/23	$11,014	$9,533	$11,020
10/31/23	$10,985	$9,383	$10,996
11/30/23	$11,179	$9,808	$11,115
12/31/23	$11,389	$10,183	$11,298
1/31/24	$11,411	$10,155	$11,312
2/29/24	$11,538	$10,012	$11,437
3/31/24	$11,657	$10,104	$11,544
4/30/24	$11,735	$9,849	$11,623
5/31/24	$11,848	$10,016	$11,714
6/30/24	$11,876	$10,111	$11,739
7/31/24	$11,964	$10,347	$11,842
8/31/24	$12,047	$10,496	$11,915
9/30/24	$12,103	$10,636	$11,971
10/31/24	$12,213	$10,372	$12,082
11/30/24	$12,374	$10,482	$12,215
12/31/24	$12,444	$10,310	$12,253
1/31/25	$12,512	$10,365	$12,330
2/28/25	$12,500	$10,593	$12,303
3/31/25	$12,424	$10,597	$12,240
4/30/25	$12,429	$10,639	$12,267
5/31/25	$12,640	$10,563	$12,423
6/30/25	$12,742	$10,725	$12,528
7/31/25	$12,832	$10,697	$12,602
8/31/25	$12,906	$10,825	$12,668
9/30/25	$13,005	$10,943	$12,745
10/31/25	$13,048	$11,011	$12,786
11/30/25	$13,118	$11,080	$12,826
12/31/25	$13,224	$11,063	$12,912
1/31/26	$13,232	$11,075	$12,865
2/28/26	$13,142	$11,256	$12,657
3/31/26	$13,180	$11,058	$12,740
4/30/26	$13,367	$11,070	$12,874
5/31/26	$13,424	$11,105	$12,942
6/30/26	$13,441	$11,132	$12,929

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 6/8/22
PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	5.48%	7.55%
Bloomberg U.S. Aggregate Index	3.79%	2.68%
iBoxx USD Liquid Leveraged Loans Index	3.20%	6.53%

Performance Inception Date	Jun. 08, 2022
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 573,977,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 3,248,000
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$573,977
# of Portfolio Holdings	331
Portfolio Turnover Rate	136%
Total Net Management Fees Paid During the Reporting Period	$3,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Loan Participations and Assignments	81.1%
Corporate Bonds & Notes	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	29.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(12.9%)
Total	100.0%

Material Fund Change [Text Block]
C000080242
Shareholder Report [Line Items]
Fund Name	PIMCO Ultra Short Government Active Exchange-Traded Fund
Trading Symbol	BILZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. Treasury Bills contributed to relative performance versus the FTSE 3-Month Treasury Bill Index, as interest rates rose.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/21/23	$10,000	$10,000	$10,000
6/30/23	$10,015	$9,960	$10,013
7/31/23	$10,056	$9,953	$10,058
8/31/23	$10,102	$9,890	$10,105
9/30/23	$10,147	$9,638	$10,151
10/31/23	$10,191	$9,486	$10,199
11/30/23	$10,240	$9,916	$10,245
12/31/23	$10,288	$10,295	$10,293
1/31/24	$10,333	$10,267	$10,342
2/29/24	$10,374	$10,122	$10,386
3/31/24	$10,421	$10,216	$10,435
4/30/24	$10,465	$9,957	$10,481
5/31/24	$10,516	$10,126	$10,530
6/30/24	$10,559	$10,222	$10,577
7/31/24	$10,607	$10,461	$10,627
8/31/24	$10,658	$10,611	$10,676
9/30/24	$10,708	$10,753	$10,722
10/31/24	$10,748	$10,487	$10,769
11/30/24	$10,788	$10,598	$10,812
12/31/24	$10,832	$10,424	$10,854
1/31/25	$10,871	$10,479	$10,896
2/28/25	$10,905	$10,710	$10,933
3/31/25	$10,942	$10,714	$10,974
4/30/25	$10,979	$10,756	$11,013
5/31/25	$11,018	$10,679	$11,054
6/30/25	$11,054	$10,843	$11,094
7/31/25	$11,094	$10,815	$11,135
8/31/25	$11,139	$10,944	$11,177
9/30/25	$11,175	$11,063	$11,216
10/31/25	$11,215	$11,133	$11,256
11/30/25	$11,247	$11,202	$11,294
12/31/25	$11,287	$11,185	$11,331
1/31/26	$11,319	$11,197	$11,368
2/28/26	$11,348	$11,380	$11,401
3/31/26	$11,381	$11,180	$11,437
4/30/26	$11,415	$11,192	$11,472
5/31/26	$11,449	$11,227	$11,508
6/30/26	$11,483	$11,254	$11,543

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	3.88%	4.68%
Bloomberg U.S. Aggregate Index	3.79%	3.98%
FTSE 3-Month Treasury Bill Index	4.05%	4.86%

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,029,542,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,292,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,029,542
# of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Short-Term Instruments	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Material Fund Change [Text Block]
C000266402
Shareholder Report [Line Items]
Fund Name	PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund
Trading Symbol	SPLS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (the "Fund") for the period of January 15, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	$7	0.15%Footnote Reference2
Footnote	Description
Footnote[1]	Based on operations from January 15, 2026 to June 30, 2026. Expenses for a full period would have been higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[2]
Expenses Short Period Footnote [Text Block]	Based on operations from January 15, 2026 to June 30, 2026. Expenses for a full period would have been higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to third-party exchange-traded funds ("ETFs") linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 8.58%.

  The Fund’s bond alpha strategy was neutral to returns. Highlights about the drivers of returns include the following:

  Duration management contributed to returns based upon short U.S. Treasury futures at the 2-year and 5-year part of the curve to reduce portfolio duration, as U.S. interest rates increased.

  PIMCO Enhanced Short Maturity Active ETF (MINT) contributed to returns based upon allocations to investment grade corporate bonds and agency mortgage-backed securities, as spreads tightened.

  PIMCO Enhanced Low Duration Active ETF (LDUR) detracted from returns based upon positioning to U.S. interest rates, as interest rates increased.

  PIMCO Mortgage-Backed Securities Active ETF (PMBS) detracted from returns based upon positioning to U.S. interest rates, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (at NAV)	S&P 500 Index
1/15/26	$10,000	$10,000
1/31/26	$9,986	$9,995
2/28/26	$9,906	$9,919
3/31/26	$9,394	$9,425
4/30/26	$10,412	$10,414
5/31/26	$10,961	$10,963
6/30/26	$10,851	$10,858

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception 1/15/26
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (at NAV)	8.51%
S&P 500 Index	8.58%

Performance Inception Date	Jan. 15, 2026
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 44,378,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 33,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$44,378
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$33
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Exchange-Traded Funds	97.6%
Short-Term Instruments	1.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000080244
Shareholder Report [Line Items]
Fund Name	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Trading Symbol	SMMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Overweight exposure to the health care sector contributed to performance, as the sector outperformed the broader municipal market.

  Select exposure within the industrial revenue sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as interest rates broadly fell.

  Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,016	$10,006	$10,017
8/31/16	$10,017	$10,020	$10,002
9/30/16	$9,994	$9,970	$9,981
10/31/16	$9,980	$9,865	$9,988
11/30/16	$9,863	$9,497	$9,945
12/31/16	$9,872	$9,609	$9,964
1/31/17	$9,924	$9,672	$10,001
2/28/17	$9,974	$9,739	$10,033
3/31/17	$9,983	$9,760	$10,033
4/30/17	$10,009	$9,831	$10,049
5/31/17	$10,054	$9,987	$10,068
6/30/17	$10,037	$9,951	$10,060
7/31/17	$10,078	$10,032	$10,084
8/31/17	$10,118	$10,108	$10,106
9/30/17	$10,098	$10,057	$10,094
10/31/17	$10,099	$10,081	$10,095
11/30/17	$10,050	$10,027	$10,050
12/31/17	$10,067	$10,132	$10,056
1/31/18	$10,070	$10,013	$10,084
2/28/18	$10,068	$9,983	$10,102
3/31/18	$10,067	$10,020	$10,094
4/30/18	$10,053	$9,984	$10,085
5/31/18	$10,096	$10,098	$10,118
6/30/18	$10,120	$10,107	$10,154
7/31/18	$10,140	$10,131	$10,175
8/31/18	$10,147	$10,157	$10,171
9/30/18	$10,127	$10,092	$10,152
10/31/18	$10,120	$10,030	$10,161
11/30/18	$10,162	$10,141	$10,193
12/31/18	$10,206	$10,262	$10,231
1/31/19	$10,254	$10,340	$10,263
2/28/19	$10,283	$10,395	$10,286
3/31/19	$10,336	$10,559	$10,314
4/30/19	$10,348	$10,599	$10,322
5/31/19	$10,409	$10,745	$10,360
6/30/19	$10,441	$10,785	$10,392
7/31/19	$10,487	$10,872	$10,427
8/31/19	$10,524	$11,043	$10,441
9/30/19	$10,498	$10,955	$10,419
10/31/19	$10,521	$10,974	$10,449
11/30/19	$10,538	$11,002	$10,468
12/31/19	$10,557	$11,035	$10,483
1/31/20	$10,615	$11,234	$10,520
2/29/20	$10,650	$11,378	$10,541
3/31/20	$10,537	$10,966	$10,489
4/30/20	$10,513	$10,828	$10,513
5/31/20	$10,662	$11,173	$10,617
6/30/20	$10,717	$11,264	$10,617
7/31/20	$10,772	$11,454	$10,643
8/31/20	$10,777	$11,400	$10,645
9/30/20	$10,785	$11,403	$10,653
10/31/20	$10,782	$11,369	$10,645
11/30/20	$10,824	$11,540	$10,658
12/31/20	$10,855	$11,610	$10,667
1/31/21	$10,884	$11,684	$10,685
2/28/21	$10,845	$11,499	$10,681
3/31/21	$10,860	$11,570	$10,689
4/30/21	$10,887	$11,667	$10,697
5/31/21	$10,891	$11,702	$10,701
6/30/21	$10,894	$11,734	$10,700
7/31/21	$10,920	$11,831	$10,714
8/31/21	$10,913	$11,788	$10,711
9/30/21	$10,885	$11,703	$10,700
10/31/21	$10,876	$11,668	$10,698
11/30/21	$10,887	$11,768	$10,701
12/31/21	$10,885	$11,787	$10,700
1/31/22	$10,777	$11,464	$10,629
2/28/22	$10,750	$11,423	$10,616
3/31/22	$10,622	$11,053	$10,527
4/30/22	$10,523	$10,747	$10,485
5/31/22	$10,596	$10,907	$10,565
6/30/22	$10,564	$10,728	$10,568
7/31/22	$10,660	$11,011	$10,625
8/31/22	$10,576	$10,770	$10,541
9/30/22	$10,450	$10,357	$10,450
10/31/22	$10,429	$10,271	$10,464
11/30/22	$10,592	$10,751	$10,584
12/31/22	$10,623	$10,782	$10,579
1/31/23	$10,745	$11,091	$10,668
2/28/23	$10,660	$10,841	$10,578
3/31/23	$10,768	$11,081	$10,691
4/30/23	$10,765	$11,056	$10,660
5/31/23	$10,744	$10,960	$10,649
6/30/23	$10,793	$11,070	$10,699
7/31/23	$10,820	$11,114	$10,722
8/31/23	$10,821	$10,954	$10,734
9/30/23	$10,753	$10,633	$10,690
10/31/23	$10,756	$10,542	$10,719
11/30/23	$10,975	$11,211	$10,874
12/31/23	$11,095	$11,472	$10,938
1/31/24	$11,099	$11,413	$10,934
2/29/24	$11,120	$11,428	$10,951
3/31/24	$11,131	$11,428	$10,950
4/30/24	$11,100	$11,286	$10,952
5/31/24	$11,108	$11,253	$10,978
6/30/24	$11,193	$11,425	$11,040
7/31/24	$11,269	$11,530	$11,113
8/31/24	$11,348	$11,621	$11,186
9/30/24	$11,404	$11,735	$11,221
10/31/24	$11,341	$11,564	$11,193
11/30/24	$11,414	$11,764	$11,237
12/31/24	$11,378	$11,593	$11,234
1/31/25	$11,432	$11,651	$11,293
2/28/25	$11,500	$11,766	$11,340
3/31/25	$11,469	$11,567	$11,352
4/30/25	$11,460	$11,474	$11,332
5/31/25	$11,518	$11,481	$11,387
6/30/25	$11,590	$11,553	$11,446
7/31/25	$11,642	$11,529	$11,504
8/31/25	$11,714	$11,630	$11,550
9/30/25	$11,767	$11,899	$11,559
10/31/25	$11,784	$12,046	$11,553
11/30/25	$11,812	$12,074	$11,586
12/31/25	$11,850	$12,085	$11,623
1/31/26	$11,919	$12,198	$11,688
2/28/26	$11,981	$12,350	$11,736
3/31/26	$11,900	$12,063	$11,697
4/30/26	$11,935	$12,202	$11,707
5/31/26	$11,964	$12,247	$11,742
6/30/26	$11,999	$12,365	$11,786

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	3.52%	1.95%	1.84%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Bloomberg 1-Year Municipal Bond Index	2.98%	1.95%	1.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,144,990,000
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 3,488,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,144,990
# of Portfolio Holdings	353
Portfolio Turnover Rate	34%
Total Net Management Fees Paid During the Reporting Period	$3,488
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Local or Guaranteed Housing	20.2%
Health, Hospital & Nursing Home Revenue	16.9%
College & University Revenue	7.0%
Natural Gas Revenue	6.7%
Sovereign	6.3%
Electric Power & Light Revenue	6.2%
Water Revenue	4.9%
Ad Valorem Property Tax	4.9%
Sales Tax Revenue	2.9%
Highway Revenue Tolls	2.5%
Income Tax Revenue	2.2%
Other Investments	12.8%
Short-Term Instruments	6.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized